--------------------------------------------------------------------------------
                                                  SEMI-ANNUAL REPORT

                                      LOGO
                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                           FOR THE SIX MONTHS ENDED
                              DECEMBER 31, 1996

                                   LOGO

                                   LOGO

                            EQUITY INCOME FUND
      -------------------------------------------------------------
                              SMALL CAP FUND
      -------------------------------------------------------------
                            INTERNATIONAL FUND
      -------------------------------------------------------------
                           BALANCED INCOME FUND
      -------------------------------------------------------------
                          TOTAL RETURN BOND FUND
      -------------------------------------------------------------
                            LOW DURATION FUND
      -------------------------------------------------------------
                        SHORT-TERM INVESTMENT FUND

--------------------------------------------------------------------------------
    THIS MATERIAL SHOULD BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                         HOTCHKIS AND WILEY FUNDS LOGO

   DEAR FELLOW SHAREHOLDERS:

We are pleased to present to you the semi-annual report of the Hotchkis and Wiley Funds for the six months ended December 31, 1996. As part of this report, the portfolio managers have reviewed their Fund's performance and outlook.

EQUITY INCOME FUND
The Equity Income Fund's total return for the six months ended December 31, 1996 was 10.1% compared to the S&P 500 Index return of 11.8%. Stocks followed what appeared to be an endless liquidity-driven advance, as record levels of inflows poured into mutual fund investments. Large capitalization, growth/momentum issues were the primary beneficiaries of these cash flows, which indiscriminately elevated the valuations of many issues to questionable levels (e.g., Intel +131%, IBM +68%). We are unsure as to how long the stampede will continue, but one thing is certain, intrinsic value (what a company is worth) has little to do with either liquidity or momentum. Furthermore, investors' emphasis on these characteristics has created some opportunities from a valuation perspective. For example, the relative dividend yield of the electric utility sector is currently at a sixteen-year high. Additionally, there are some well positioned global companies that are selling at very reasonable multiples of the criteria that ultimately does determine value -- earnings and dividend growth.

It is important to recognize that a bullish herd cannot run on forever at high speed. When the momentum of this strong market dissipates or even reverses, investors should once again focus on fundamentals. We believe the Fund's portfolio is well-situated to take advantage of this type of market change. We are paying less for earnings (12.9x vs. 17.3x) and receiving more in dividends (3.3% vs. 2.0%) than the companies in the S&P 500 Index. These key portfolio characteristics help to control risk in a volatile market and should provide a platform for outperformance when investors refocus on fundamental value. We continue to manage the portfolio by strict adherence to our investment disciplines, which emphasize these lower risk characteristics.

SMALL CAP FUND
During the past six months ended December 31, 1996, the Small Cap Fund returned 7.0% versus the Russell 2000 Index return of 5.6%. Over the last two years, large cap stocks have significantly outperformed small cap stocks and the past six months was no exception.

There are a number of factors that, at different times, have contributed to this disparity. In general, however, the record cash inflows into the market has prompted investors to seek liquidity, which is widely associated with large cap names. Moreover, corporate restructuring, downsizing and mergers have hyped earnings, resulting in earnings gains at rates in excess of the traditionally faster growing small caps.

In this time period, the technology sector has largely dominated performance. Our value disciplines keep the Fund out of high multiple stocks. Nevertheless, the Fund has done better than the Russell 2000 Index. Going forward into 1997, we see the large cap market as fully valued. Small caps represent fair value with their modest P/E ratios and relatively attractive P/E to expected growth ratios. Accordingly, we will continue to focus on reducing portfolio volatility, increasing current income and seeking companies whose earning prospects are not fully recognized in the marketplace.

INTERNATIONAL FUND
The Hotchkis and Wiley International Fund completed another successful six-month period with a return of 10.3%, well in excess of the EAFE and Lipper International Indices of 1.6% and 3.3%, respectively. During this half-year period, the Fund benefited from its modest weighting in the Japanese market relative to the EAFE Index. Furthermore, the Fund was also well served by an aggressive allocation to several of the best performing international stock markets. Measured in US dollars, these winners include Finland (+31%), the UK (+24%), Spain (+23%), Sweden (+20%), Canada (+18%) and Hong Kong (+18%). The
worst market in the EAFE Index was Japan, measured in US dollars, with a -16% return.

Further evidence of low inflation and weak growth in the Group of Seven Countries set the stage for bond markets to rally in Europe, Japan, Australia and Canada. Fiscal constraints required to achieve monetary union have led to bond yield convergence within Europe. Equity markets in these regions reacted favorably to declining bond yields. Given its approximate 30% weighting in financial sector stocks (vs. 24% for the EAFE Index), the Fund's outperformance reflected this interest rate sensitivity. Prospects for economic recovery in Japan dimmed in the final quarter of 1996, with fiscal spending constraints mounting rapidly. Capital outflows, seeking higher real returns, added to the yen's weakness. This currency weakness, both in Japan and in Europe, should make the export-oriented companies in these regions considerably more competitive vs. their US dollar-based competitors.

BALANCED INCOME FUND
The Balanced Income Fund achieved a total return of 6.8% for the six months ended December 31, 1996. The allocation to equities was 39% of total Fund assets, down from 47% at the beginning of 1996. This reduction represented a strategic decision to lower the Fund's exposure to risk in what may be described as a frothy, highly volatile stock market. We continue to reposition the equity portfolio into those areas representing fundamental value. Although an above-market weighting in financial issues has been maintained, we have taken profits and reduced exposure in this area. Conversely, utilities which were up only 3.4% for the year, continued to substantially lag the S&P 500 Index. We have taken this opportunity to increase our utility position as our conviction to this sector strengthens and valuations become more compelling. Similarly, based on our assessment of fundamental values, we've added to the portfolio in technology, telephone communications, durable goods and chemicals.

Fixed income investments in the Fund are broadly diversified across fixed income sectors and limited to investment-grade securities. The fixed income portfolio ended the year with an average maturity of 5.3 years and duration of 3.2 years which was near those of the benchmark Lehman Govt/Corp Intermediate Index. The average credit quality of the Fund's fixed income holdings remained AA+. The following table provides a historical perspective of our asset allocation strategy.

 ASSET ALLOCATION SUMMARY

        Asset           Current        Average        Low Equity   High Equity
      Category          12/31/96   8/13/85-12/31/96    10/16/87      8/11/89
------------------------------------------------------------------------------
Equity                    39%            47%             27%           59%
Fixed Income              61%            53%             73%           41%

Current income yield, derived from common stock dividends and fixed income security interest is 4.7%. This compares to a dividend yield of 2.0% on the S&P 500 Index.

SHORT-TERM INVESTMENT FUND
LOW DURATION FUND
TOTAL RETURN BOND FUND
All three of the Hotchkis and Wiley fixed income funds continued their record of excellent performance during the last six months of 1996.

----------------------------------------------
Short-Term Investment Fund..............  2.7%
Merrill Lynch 6-Month Treasury Bill
  Index.................................  2.8%
Low Duration Fund.......................  4.0%
Merrill Lynch 1-3 Year Treasury Index...  3.6%
Total Return Bond Fund..................  6.1%
Lehman Bros. Aggregate Index............  4.9%
----------------------------------------------

Continued modest growth in the economy combined with low inflation has allowed the Federal Reserve to stay on the sidelines and hold short term interest rates steady. This, combined with the passing of the presidential elections without any significant changes to fiscal policy and the apparent rededication of Congress to balancing the federal budget, has helped stabilize the bond market. The result has been a low volatility market with a bias towards lower rates that has rewarded patience.

The Funds have taken advantage of these circumstances by remaining focused on five value added strategies: (1) limited duration shifts, (2) active sector rotation, (3) management of yield curve exposure, (4) detailed individual security analysis, and (5) aggressive buy/sell negotiation. Of these strategies, sector rotation and individual security analysis added strongly to performance during the period. Specifically, our overweighting of spread sensitive products in both the mortgage and corporate sectors benefited greatly from the lower volatility environment. Also, several specific securities in the portfolios experienced uniquely positive events that led to outperformance.

Looking forward, we anticipate the completion of a benign interest rate cycle. We are in the late stages of an economic expansion and would expect to see the Federal Reserve raise rates modestly. The major effect of this action should be the flattening of the yield curve and the slowing of the economy. This should set the stage for a nice bond market rally.

Should you have any questions regarding this report or your investment in the Hotchkis and Wiley Funds, we would be delighted to speak with you. Your continued support of the Hotchkis and Wiley Funds is greatly appreciated.

Cordially,

/s/Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS:

  EQUITY INCOME FUND.....................................     1

  SMALL CAP FUND.........................................     4

  INTERNATIONAL FUND.....................................     6

  BALANCED INCOME FUND...................................    10

  TOTAL RETURN BOND FUND.................................    15

  LOW DURATION FUND......................................    18

  SHORT-TERM INVESTMENT FUND.............................    22

STATEMENT OF ASSETS AND LIABILITIES......................    24

STATEMENT OF OPERATIONS..................................    26

STATEMENT OF CHANGES IN NET ASSETS.......................    28

NOTES TO FINANCIAL STATEMENTS............................    32

FINANCIAL HIGHLIGHTS.....................................    37

SHAREHOLDERS MEETING RESULTS.............................    44

                                      LOGO

                                      LOGO

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 96.5%              Shares         Value
------------------------------------------------------------
AEROSPACE -- 1.1%
 ............................................................
Northrop Grumman Corporation          27,000    $  2,234,250
------------------------------------------------------------
AUTO-RELATED -- 2.7%
 ............................................................
Dana Corporation                     101,000       3,295,125
 ............................................................
PACCAR, Incorporated                  33,000       2,244,000
 ............................................     -----------
                                                   5,539,125
------------------------------------------------------------
AUTOS & TRUCKS -- 7.4%
 ............................................................
Chrysler Corporation                  60,000       1,980,000
 ............................................................
Ford Motor Company                   176,000       5,610,000
 ............................................................
General Motors Corporation           133,000       7,414,750
 ............................................     -----------
                                                  15,004,750
------------------------------------------------------------
BANKS -- 8.3%
 ............................................................
BankAmerica Corporation               31,000       3,092,250
 ............................................................
The Chase Manhattan Corporation       15,000       1,338,750
 ............................................................
Corestates Financial Corp.            40,000       2,075,000
 ............................................................
First Chicago NBD Corporation         79,000       4,246,250
 ............................................................
Fleet Financial Group, Inc.           35,000       1,745,625
 ............................................................
KeyCorp                               54,000       2,727,000
 ............................................................
NationsBank Corporation               10,000         977,500
 ............................................................
Signet Banking Corporation            24,300         747,225
 ............................................     -----------
                                                  16,949,600
------------------------------------------------------------
BEVERAGES -- 0.6%
 ............................................................
Anheuser-Busch Companies, Inc.        32,000       1,280,000
------------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 2.7%
 ............................................................
Georgia-Pacific Corporation           25,000       1,600,000
 ............................................................
Weyerhaeuser Company                  80,000       3,790,000
 ............................................     -----------
                                                   5,590,000
------------------------------------------------------------

COMMON STOCKS -- 96.5%              Shares         Value
------------------------------------------------------------
CHEMICALS -- 2.9%
 ............................................................
The Dow Chemical Company              22,000    $  1,724,250
 ............................................................
Eastman Chemical Company              12,000         663,000
 ............................................................
Goodrich (B.F.) Company               41,000       1,660,500
 ............................................................
Millennium Chemicals, Inc.            15,214         270,049
 ............................................................
Olin Corporation                      44,000       1,655,500
 ............................................     -----------
                                                   5,973,299
------------------------------------------------------------
DIVERSIFIED -- 3.6%
 ............................................................
Hanson PLC ADR                       213,000       1,437,750
 ............................................................
Ogden Corporation                    100,000       1,875,000
 ............................................................
Tenneco, Inc.                         90,000       4,061,250
 ............................................     -----------
                                                   7,374,000
------------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 0.8%
 ............................................................
Harsco Corporation                    25,000       1,712,500
------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
 ............................................................
Beneficial Corporation                30,000       1,901,250
 ............................................................
Household International, Inc.         44,000       4,059,000
 ............................................................
Transamerica Corporation              24,000       1,896,000
 ............................................     -----------
                                                   7,856,250
------------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 1.5%
 ............................................................
Whirlpool Corporation                 67,000       3,123,875
------------------------------------------------------------
INSURANCE -- 6.7%
 ............................................................
Allstate Corporation                  21,000       1,215,375
 ............................................................
Aon Corporation                       97,500       6,057,187
 ............................................................
Lincoln National Corporation          40,000       2,100,000
 ............................................................
St. Paul Companies, Inc.              28,000       1,641,500
 ............................................................
USLIFE Corporation                    80,000       2,660,000
 ............................................     -----------
                                                  13,674,062
------------------------------------------------------------
NATURAL GAS -- 1.7%
 ............................................................
Eastern Enterprises                   95,000       3,360,625
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares         Value
------------------------------------------------------------
MACHINERY -- 2.5%
 ............................................................
Deere & Company                       45,000    $  1,828,125
 ............................................................
New Holland N.V.                     155,000       3,235,625
 ............................................     -----------
                                                   5,063,750
------------------------------------------------------------
METALS & MINING -- 3.0%
 ............................................................
Aluminum Company of America           50,000       3,187,500
 ............................................................
Reynolds Metals Company               53,000       2,987,875
 ............................................     -----------
                                                   6,175,375
------------------------------------------------------------
OIL -- DOMESTIC -- 3.8%
 ............................................................
Ashland, Inc.                         34,300       1,504,912
 ............................................................
Occidental Petroleum Corporation     115,000       2,688,125
 ............................................................
Sun Company, Inc.                    129,000       3,144,375
 ............................................................
Ultramar Diamond Shamrock
  Corporation                         12,000         379,500
 ............................................     -----------
                                                   7,716,912
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.8%
 ............................................................
Amoco Corporation                     27,000       2,173,500
 ............................................................
TransCanada Pipelines Ltd.            88,000       1,540,000
 ............................................     -----------
                                                   3,713,500
------------------------------------------------------------
PAPER -- 1.7%
 ............................................................
International Paper Company           42,000       1,695,750
 ............................................................
Union Camp Corporation                35,000       1,671,250
 ............................................     -----------
                                                   3,367,000
------------------------------------------------------------
POLLUTION CONTROL -- 2.8%
 ............................................................
Browning-Ferris Industries, Inc.     220,000       5,775,000
------------------------------------------------------------
PROFESSIONAL SERVICES -- 1.5%
 ............................................................
PHH Corporation                       73,000       3,139,000
------------------------------------------------------------
RAILROADS -- 2.1%
 ............................................................
Conrail, Inc.                         11,300       1,125,762
 ............................................................
Norfolk Southern Corporation          36,000       3,150,000
 ............................................     -----------
                                                   4,275,762
------------------------------------------------------------

                                    Shares         Value
------------------------------------------------------------
RETAIL -- GENERAL -- 3.7%
 ............................................................
J.C. Penney Co., Incorporated         42,000    $  2,047,500
 ............................................................
Kmart Corporation #                  137,000       1,421,375
 ............................................................
May Department Stores Company         45,000       2,103,750
 ............................................................
Sears, Roebuck & Company              44,000       2,029,500
 ............................................     -----------
                                                   7,602,125
------------------------------------------------------------
SAVINGS & LOANS -- 3.5%
 ............................................................
Federal National Mortgage
  Association                         27,000       1,005,750
 ............................................................
Great Western Financial
  Corporation                        103,000       2,987,000
 ............................................................
H.F. Ahmanson & Company               95,000       3,087,500
 ............................................     -----------
                                                   7,080,250
------------------------------------------------------------
SHIPBUILDING -- 0.0%
 ............................................................
Newport News Shipbuilding, Inc.          300           4,500
------------------------------------------------------------
STEEL -- 6.4%
 ............................................................
Allegheny Teledyne, Inc.             300,000       6,900,000
 ............................................................
Lukens, Inc.                         114,000       2,294,250
 ............................................................
USX-U.S. Steel Group, Inc.           122,000       3,827,750
 ............................................     -----------
                                                  13,022,000
------------------------------------------------------------
TOBACCO -- 7.3%
 ............................................................
American Brands, Inc.                157,000       7,791,125
 ............................................................
Philip Morris Companies, Inc.         45,000       5,068,125
 ............................................................
UST, Inc.                             60,000       1,942,500
 ............................................     -----------
                                                  14,801,750
------------------------------------------------------------
TRUCKING -- 0.8%
 ............................................................
Ryder System, Inc.                    56,636       1,592,888
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares         Value
------------------------------------------------------------
UTILITY -- ELECTRIC -- 5.8%
 ............................................................
CMS Energy Corporation                95,000    $  3,194,375
 ............................................................
DTE Energy Company                    60,000       1,942,500
 ............................................................
Illinova Corporation                 100,000       2,750,000
 ............................................................
Peco Energy Company                  110,000       2,777,500
 ............................................................
Public Service Enterprises Group      41,000       1,117,250
 ............................................     -----------
                                                  11,781,625
------------------------------------------------------------
UTILITY -- TELEPHONE -- 5.9%
 ............................................................
Alltel Corporation                    74,400       2,334,300
 ............................................................
AT&T Corporation                     108,000       4,698,000
 ............................................................
Cincinnati Bell, Inc.                 37,000       2,280,125
 ............................................................
NYNEX Corporation                     54,000       2,598,750
 ............................................     -----------
                                                  11,911,175
------------------------------------------------------------
Total common stocks
  (cost $161,073,910)                            196,694,948
------------------------------------------------------------

VARIABLE RATE                     Principal
DEMAND NOTES* -- 3.5%               Amount
------------------------------------------------------------
General Mills, Inc., 5.495%       $1,011,964       1,011,964
 ............................................................
Pitney Bowes, Inc., 5.5075%        1,155,111       1,155,111
 ............................................................
Sara Lee Corp., 5.4873%            2,420,041       2,420,041
 ............................................................
Southwestern Bell, 5.4873%         2,500,000       2,500,000
 ............................................     -----------
Total variable rate demand notes
                                                   7,087,116
  (cost $7,087,116)
------------------------------------------------------------
Total investments -- 100.0%
  (cost $168,161,026)                            203,782,064
 ............................................................
Other assets in excess of
  liabilities -- 0.0%                                 49,103
 ............................................     -----------
Total net assets -- 100.0%                      $203,831,167
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

ADR -- American Depository Receipt.

# Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCKS -- 84.6%          Shares        Value
---------------------------------------------------------
APPAREL & TEXTILES -- 1.6%
 ...........................................................
Supreme International
  Corporation #                       20,000    $   290,000
-----------------------------------------------------------
BUILDING MATERIALS -- 4.1%
 ...........................................................
NCI Building Systems, Inc. #          21,000        724,500
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 5.5%
 ...........................................................
Century Communications
  Corporation, Class A #              50,000        284,375
 ...........................................................
Teltrend, Inc. #                      10,000        277,500
 ...........................................................
VTEL Corporation #                    40,000        400,000
 ............................................    -----------
                                                    961,875
-----------------------------------------------------------
COMPUTERS -- 1.0%
 ...........................................................
Key Tronic Corporation #              23,000        172,500
-----------------------------------------------------------
COMPUTER-RELATED -- 2.6%
 ...........................................................
Applied Voice Technology, Inc. #      37,000        453,250
-----------------------------------------------------------
COMPUTER SERVICES -- 1.1%
 ...........................................................
AMX Corporation #                     32,000        188,000
-----------------------------------------------------------
ELECTRONICS -- 4.7%
 ...........................................................
Channell Commercial Corporation #     30,000        371,250
 ...........................................................
FLIR Systems, Inc. #                  28,000        385,000
 ...........................................................
Phoenix Gold
  International, Inc. #               13,000         74,750
 ............................................    -----------
                                                    831,000
-----------------------------------------------------------
FOODS -- 1.4%
 ...........................................................
Michael Foods, Inc.                   20,000        255,000
-----------------------------------------------------------
HEALTH CARE SERVICES & SUPPLIES -- 7.3%
 ...........................................................
Allegiance Corporation                15,000        414,375
 ...........................................................
Integrated Health Services, Inc.      20,000        487,500
 ...........................................................
Value Health, Inc. #                  20,000        390,000
 ............................................    -----------
                                                  1,291,875
-----------------------------------------------------------
HOMEBUILDERS -- 1.4%
 ...........................................................
Del Webb Corporation                  15,000        245,625
-----------------------------------------------------------

     COMMON STOCKS -- 84.6%          Shares        Value
-----------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES -- 4.0%
 ...........................................................
Healthcare Services Group, Inc. #     70,000    $   700,000
-----------------------------------------------------------
INSURANCE -- 8.2%
 ...........................................................
FPIC Insurance Group, Inc. #          30,000        405,000
 ...........................................................
Omni Insurance Group, Inc. #          60,000        570,000
 ...........................................................
Philadelphia Consolidated Holding
  Corporation #                       20,000        465,000
 ............................................    -----------
                                                  1,440,000
-----------------------------------------------------------
MACHINERY -- 3.3%
 ...........................................................
Special Devices, Inc. #               33,000        585,750
-----------------------------------------------------------
METALS & MINING -- 1.7%
 ...........................................................
Northwest Pipe Company #              18,000        292,500
-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.3%
 ...........................................................
Open Plan Systems, Inc. #             26,000        227,500
-----------------------------------------------------------
OIL -- DOMESTIC -- 7.0%
 ...........................................................
Abraxas Petroleum Corporation #       81,500        804,813
 ...........................................................
Tom Brown, Inc. #                     20,000        417,500
 ............................................    -----------
                                                  1,222,313
-----------------------------------------------------------
REAL ESTATE -- 10.3%
 ...........................................................
Brandywine Realty Trust               24,000        468,000
 ...........................................................
NHP, Inc. #                           20,000        310,000
 ...........................................................
Redwood Trust, Inc.                   27,500      1,024,375
 ............................................    -----------
                                                  1,802,375
-----------------------------------------------------------
REPAIR SERVICES -- 1.9%
 ...........................................................
Greenwich Air Services, Inc.,
  Class B                             15,000        333,750
-----------------------------------------------------------
SAVINGS & LOANS -- 9.3%
 ...........................................................
Coastal Bancorp, Inc.                 25,000        571,875
 ...........................................................
First Republic Bancorp, Inc. #        35,000        586,250
 ...........................................................
Washington Federal, Inc.              18,450        488,925
 ............................................    -----------
                                                  1,647,050
-----------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares        Value
-----------------------------------------------------------
STEEL FABRICATOR -- 1.2%
 ...........................................................
Citation Corporation #                20,000    $   205,000
-----------------------------------------------------------
TOYS -- 1.9%
 ...........................................................
Toy Biz, Inc. #                       17,000        331,500
-----------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 1.5%
 ...........................................................
AirNet Systems, Inc. #                18,000        265,500
-----------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 2.3%
 ...........................................................
Gleason Corporation                   12,000        397,500
-----------------------------------------------------------
Total common stocks
  (cost $12,879,602)                             14,864,363
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES*         Principal
 -- 15.4%                            Amount
-----------------------------------------------------------
General Mills, Inc., 5.495%         $415,000        415,000
 ...........................................................
Lilly (Eli) & Co., 5.4403%           500,000        500,000
 ...........................................................
Pitney Bowes, Inc., 5.5075%          455,630        455,630
 ...........................................................
Sara Lee Corp., 5.4873%              494,087        494,087
 ...........................................................
Southwestern Bell, 5.4873%           500,000        500,000
 ...........................................................
Warner-Lambert Co., 5.479%           340,965        340,965
 ............................................    -----------
Total variable rate demand notes
  (cost $2,705,682)                               2,705,682
-----------------------------------------------------------
Total investments -- 100.0% (cost
  $15,585,284)                                   17,570,045
 ...........................................................
Other assets in excess of
  liabilities -- 0.0%                                 4,745
 ............................................    -----------
Total net assets -- 100.0%                      $17,574,790
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

  # Non-income producing security.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 94.3%
------------------------------------------------------------
AUSTRALIA 3.9%                       Shares           Value
------------------------------------------------------------
BANKS -- 1.6%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.              1,338,000    $  8,427,306
------------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 ............................................................
Pioneer International, Ltd.        1,690,000       5,033,585
------------------------------------------------------------
INSURANCE -- 1.3%
 ............................................................
GIO Australia Holdings, Ltd.       1,791,583       4,581,970
 ............................................................
QBE Insurance Group, Ltd.            400,808       2,110,614
 ............................................     -----------
                                                   6,692,584
 ............................................     -----------
Total Australia                                   20,153,475
------------------------------------------------------------
AUSTRIA 1.0%
------------------------------------------------------------
STEEL -- 1.0%
 ............................................................
Boehler-Uddeholm AG                   70,000       5,004,826
 ............................................     -----------
Total Austria                                      5,004,826
------------------------------------------------------------
CANADA 6.3%
------------------------------------------------------------
BANKS -- 2.4%
 ............................................................
Bank of Nova Scotia                  152,038       5,085,851
 ............................................................
Canadian Imperial Bank of
  Commerce                           168,000       7,409,309
 ............................................     -----------
                                                  12,495,160
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.4%
 ............................................................
IMASCO, Ltd.                         301,000       7,378,667
------------------------------------------------------------
METALS & MINERALS -- 1.0%
 ............................................................
Noranda, Inc.                        248,000       5,527,580
------------------------------------------------------------
RAILROADS -- 1.5%
 ............................................................
Canadian National Railway            201,000       7,640,221
 ............................................     -----------
Total Canada                                      33,041,628
------------------------------------------------------------
FINLAND 1.5%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.5%
 ............................................................
UPM-Kymmene OY #                     370,000       7,746,781
 ............................................     -----------
Total Finland                                      7,746,781
------------------------------------------------------------
FRANCE 5.8%
------------------------------------------------------------
BEVERAGES -- 1.8%
 ............................................................
Pernod-Ricard                        164,000       9,053,736
------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS -- 1.5%
 ............................................................
LaFarge SA                           127,208       7,617,205
------------------------------------------------------------
OIL & GAS -- 1.5%
 ............................................................
Elf Acquitaine                        88,000       7,994,710
------------------------------------------------------------
STEEL -- 1.0%
 ............................................................
Unisor Sacilor                       370,000       5,373,420
 ............................................     -----------
Total France                                      30,039,071
------------------------------------------------------------
GERMANY 4.0%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Commerzbank AG                       260,000       6,596,548
------------------------------------------------------------
CHEMICALS -- 1.4%
 ............................................................
Bayer AG                             185,000       7,496,712
------------------------------------------------------------
MANUFACTURING -- 1.3%
 ............................................................
Buderus AG                            13,500       6,745,143
 ............................................     -----------
Total Germany                                     20,838,403
------------------------------------------------------------
HONG KONG 7.6%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
HSBC Holdings, PLC                   372,800       7,976,525
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
 ............................................................
South China Morning Post
  (Holdings), Ltd.                 6,010,000       4,972,723
------------------------------------------------------------
RETAIL -- SPECIALTY -- 1.0%
 ............................................................
Dickson Concepts International,
  Ltd.                             1,140,000       4,274,080
 ............................................................
Harbour Ring International
  Holdings                        11,426,000         960,169
 ............................................     -----------
                                                   5,234,249
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.5%
 ............................................................
Hang Lung Development Co., Ltd.    1,955,000       4,296,705
 ............................................................
New World Development Co., Ltd.    1,305,000       8,815,291
 ............................................     -----------
                                                  13,111,996
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                      Shares           Value
------------------------------------------------------------
UTILITY -- TELECOMMUNICATIONS -- 1.6%
 ............................................................
Hong Kong Telecommunications
  Ltd.                             5,172,400    $  8,325,327
 ............................................     -----------
                                                  39,620,820
Total Hong Kong
------------------------------------------------------------
IRELAND -- 1.5%
------------------------------------------------------------
PAPER -- 1.5%
 ............................................................
Jefferson Smurfit Group PLC        2,721,000       8,013,271
 ............................................     -----------
                                                   8,013,271
Total Ireland
------------------------------------------------------------
ITALY -- 1.0%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.0%
 ............................................................
Danieli & Company                  1,236,000       5,161,854
 ............................................     -----------
                                                   5,161,854
Total Italy
------------------------------------------------------------
JAPAN -- 12.8%
------------------------------------------------------------
AUTOS & TRUCKS -- 1.7%
 ............................................................
Bridgestone Corporation              165,000       3,127,423
 ............................................................
Suzuki Motor Corporation             647,000       5,908,676
 ............................................     -----------
                                                   9,036,099
------------------------------------------------------------
BUILDING MATERIAL & COMPONENTS -- 1.1%
 ............................................................
Sekisui Chemical Co., Ltd.           569,000       5,735,590
------------------------------------------------------------
CONSTRUCTION & HOUSING -- 1.0%
 ............................................................
Daiwa House Industry Co., Ltd.       418,000       5,365,900
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.4%
 ............................................................
Nintendo Co., Ltd.                   100,400       7,170,810
------------------------------------------------------------
ELECTRICAL MACHINERY -- 2.0%
 ............................................................
Nichicon Corporation                 339,000       3,913,673
 ............................................................
Sony Corporation                      99,400       6,499,922
 ............................................     -----------
                                                  10,413,595
------------------------------------------------------------
FINANCIAL SERVICES -- 1.7%
 ............................................................
Promise Company Ltd.                 183,300       9,001,550
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
 ............................................................
Hokushin                             152,400       1,032,019
------------------------------------------------------------
INSURANCE -- 0.9%
 ............................................................
Nippon Fire & Marine Insurance     1,060,000       4,794,520
------------------------------------------------------------

                                      Shares           Value
------------------------------------------------------------
IRON/STEEL -- 0.8%
 ............................................................
Yodogawa Steel Works                 701,000    $  4,257,818
------------------------------------------------------------
PHARMACEUTICALS -- 0.7%
 ............................................................
Terumo                               259,000       3,503,317
------------------------------------------------------------
RESTAURANTS -- 0.7%
 ............................................................
MOS Food Services                    190,000       3,764,969
------------------------------------------------------------
TRANSPORTATION EQUIPMENT -- 0.6%
 ............................................................
Koito Manufacturing Co., Ltd.        436,000       2,911,174
 ............................................     -----------
                                                  66,987,361
Total Japan
------------------------------------------------------------
SOUTH KOREA -- 1.3%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Cho Hung Bank Co. Ltd. GDR           874,600       6,559,500
 ............................................     -----------
                                                   6,559,500
Total South Korea
------------------------------------------------------------
MALAYSIA -- 2.7%
------------------------------------------------------------
BUILDING MATERIALS -- 0.6%
 ............................................................
Kedah Cement Holdings BHD          1,495,000       2,959,802
------------------------------------------------------------
FINANCIAL SERVICES -- 1.0%
 ............................................................
Arab Malaysia Finance Berhad         963,000       5,376,465
------------------------------------------------------------
TRUCKING & SHIPPING -- 1.1%
 ............................................................
Malaysian International
  Shipping Corporation BHD         1,838,000       5,458,310
 ............................................     -----------
                                                  13,794,577
Total Malaysia
------------------------------------------------------------
NETHERLANDS -- 6.3%
------------------------------------------------------------
BANKING -- 1.2%
 ............................................................
ING Groep N.V.                       179,998       6,472,585
------------------------------------------------------------
CHEMICALS -- 1.3%
 ............................................................
Akzo Nobel NV                         50,500       6,890,061
------------------------------------------------------------
CONSTRUCTION & HOUSING -- 1.5%
 ............................................................
Hollandsche Beton Groep NV            38,150       7,893,614
------------------------------------------------------------
INSURANCE -- 1.2%
 ............................................................
Fortis AMEV NV                       173,191       6,057,597
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                      Shares           Value
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.1%
 ............................................................
                                     145,263    $  5,534,267
KPN
 ............................................     -----------
                                                  32,848,124
Total Netherlands
------------------------------------------------------------
NEW ZEALAND -- 2.4%
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Fletcher Challenge Building        2,542,500       7,814,194
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.9%
 ............................................................
Fletcher Challenge Paper           2,317,000       4,763,795
 ............................................     -----------
                                                  12,577,989
Total New Zealand
------------------------------------------------------------
NORWAY -- 3.3%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.8%
 ............................................................
Kvaerner AS -- Class A               192,500       9,360,641
------------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 1.3%
 ............................................................
Nycomed ASA -- Class B               464,000       7,121,268
------------------------------------------------------------
UTILITY -- ELECTRIC -- 0.2%
 ............................................................
Hafslund ASA -- Class B              129,100         883,529
 ............................................     -----------
                                                  17,365,438
Total Norway
------------------------------------------------------------
SINGAPORE -- 1.9%
------------------------------------------------------------
DIVERSIFIED INDUSTRIES -- 1.6%
 ............................................................
Jardine Matheson                   1,294,200       8,541,720
------------------------------------------------------------
MACHINERY & ENGINEERING -- 0.3%
 ............................................................
Sembawang Corporation                291,000       1,539,440
 ............................................     -----------
                                                  10,081,160
Total Singapore
------------------------------------------------------------
SPAIN -- 4.2%
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Banco Santander SA                   122,500       7,826,060
------------------------------------------------------------
OIL -- INTERNATIONAL -- 1.4%
 ............................................................
Repsol SA                            196,000       7,503,977
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 ............................................................
Telefonica De Espana                 290,000       6,721,890
 ............................................     -----------
                                                  22,051,927
Total Spain
------------------------------------------------------------

                                      Shares           Value
------------------------------------------------------------
SWEDEN -- 1.2%
------------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Marieberg Tidnings AB -- Class
  A                                  263,000    $  6,432,460
 ............................................     -----------
                                                   6,432,460
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 6.8%
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                         3,750       3,532,935
------------------------------------------------------------
FOOD PRODUCERS -- 1.2%
 ............................................................
Nestle SA "registered"                 6,125       6,555,061
------------------------------------------------------------
INSURANCE -- 1.4%
 ............................................................
Swiss Reinsurance Co.
  "registered"                         6,750       7,183,728
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.7%
 ............................................................
Sig Schweizerische Industrie --
  Gesellschaft Holding AG              2,675       6,753,632
 ............................................................
Sulzer Gebruder AG (P.C.)             13,750       7,332,121
 ............................................     -----------
                                                  14,085,753
------------------------------------------------------------
PHARMACEUTICALS & HEALTH CARE -- 0.8%
 ............................................................
Novartis AG                            3,520       4,018,822
 ............................................     -----------
                                                  35,376,299
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 18.8%
------------------------------------------------------------
APPAREL & TEXTILES -- 1.5%
 ............................................................
Coats Viyella PLC                  3,347,050       7,617,983
------------------------------------------------------------
BANKS -- 1.8%
 ............................................................
Abbey National PLC                   395,309       5,175,166
 ............................................................
National Westminster Bank, PLC       367,500       4,311,128
 ............................................     -----------
                                                   9,486,294
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Redland PLC                        1,250,000       7,839,893
------------------------------------------------------------
BUSINESS SERVICES -- 0.8%
 ............................................................
Lex Service PLC                      790,000       4,299,128
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                      Shares           Value
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 2.7%
 ............................................................
BTR PLC                            1,950,000    $  9,477,179
 ............................................................
Hanson, PLC                        3,500,000       4,881,483
 ............................................     -----------
                                                  14,358,662
------------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Hillsdown Holdings, PLC            1,940,000       6,639,844
------------------------------------------------------------
HOUSING CONSTRUCTION -- 0.5%
 ............................................................
Barratt Developments PLC             562,500       2,430,581
------------------------------------------------------------
INSURANCE -- 1.5%
 ............................................................
Commercial Union, PLC                675,000       7,895,297
------------------------------------------------------------
RETAIL -- 1.7%
 ............................................................
Safeway PLC                        1,250,000       8,642,065
------------------------------------------------------------
TOBACCO -- 1.9%
 ............................................................
BAT Industries, PLC                1,056,000       8,755,558
 ............................................................
Imperial Tobacco Group PLC #         175,000       1,129,030
 ............................................     -----------
                                                   9,884,588
------------------------------------------------------------

                                      Shares           Value
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.4%
 ............................................................
Powergen ORD                         770,000    $  7,543,838
------------------------------------------------------------
UTILITY -- GAS -- 1.0%
 ............................................................
British Gas PLC                    1,400,000       5,378,616
------------------------------------------------------------
UTILITY -- WATER -- 1.2%
 ............................................................
Hyder PLC                            504,180       6,414,942
 ............................................     -----------
                                                  98,431,731
Total United Kingdom
------------------------------------------------------------
Total common stocks -- 94.3%
  (cost $439,030,007)                            492,126,695
 ............................................................
Other assets in excess of liabilities --5.7%      29,643,355
 ............................................     -----------
                                                $521,770,050
Total net assets -- 100.0%
------------------------------------------------------------

# Non-income producing security.

P.C. -- Participation Certificates.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

COMMON STOCKS -- 39.0%              Shares         Value
------------------------------------------------------------
AEROSPACE -- 0.7%
 ............................................................
Northrop Grumman Corporation           2,200    $    182,050
 ............................................................
Rockwell International
  Corporation                          5,100         310,463
 ............................................     -----------
                                                     492,513
------------------------------------------------------------
AUTO-RELATED -- 0.5%
 ............................................................
Dana Corporation                      10,000         326,250
------------------------------------------------------------
AUTOS & TRUCKS -- 2.3%
 ............................................................
Ford Motor Company                    30,100         959,438
 ............................................................
General Motors Corporation            12,200         680,150
 ............................................     -----------
                                                   1,639,588
------------------------------------------------------------
BANKS -- 2.2%
 ............................................................
BankAmerica Corporation                2,500         249,375
 ............................................................
The Chase Manhattan Corporation        3,480         310,590
 ............................................................
Comerica, Inc.                         3,000         157,125
 ............................................................
First Chicago NBD Corporation          5,300         284,875
 ............................................................
First of America Bank
  Corporation                          3,200         192,400
 ............................................................
National City Corporation              5,500         246,813
 ............................................................
Signet Banking Corporation             2,500          76,875
 ............................................     -----------
                                                   1,518,053
------------------------------------------------------------
BEVERAGES -- 0.6%
 ............................................................
Anheuser-Busch Companies, Inc.        10,000         400,000
------------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.4%
 ............................................................
Georgia Pacific Corporation            5,000         360,000
 ............................................................
Weyerhaeuser Company                  14,000         663,250
 ............................................     -----------
                                                   1,023,250
------------------------------------------------------------
CHEMICALS -- 1.4%
 ............................................................
The Dow Chemical Company               4,800         376,200
 ............................................................
Dupont (E.I.) De Nemours &
  Company                              4,800         453,000
 ............................................................
Eastman Chemical Company               2,000         110,500
 ............................................................
Millennium Chemicals, Inc.             2,142          38,021
 ............................................     -----------
                                                     977,721
------------------------------------------------------------

COMMON STOCKS -- 39.0%              Shares         Value
------------------------------------------------------------
DIVERSIFIED -- 1.2%
 ............................................................
Hanson PLC, ADR                       30,000    $    202,500
 ............................................................
Tenneco, Inc.                         14,400         649,800
 ............................................     -----------
                                                     852,300
------------------------------------------------------------
FINANCIAL SERVICES -- 1.0%
 ............................................................
Beneficial Corporation                 3,000         190,125
 ............................................................
Household International, Inc.          3,000         276,750
 ............................................................
Transamerica Corporation               3,000         237,000
 ............................................     -----------
                                                     703,875
------------------------------------------------------------
HEALTHCARE -- DRUGS -- 1.2%
 ............................................................
American Home Products
  Corporation                          5,000         293,125
 ............................................................
Bristol-Meyers Squibb Company          2,800         304,500
 ............................................................
Merck & Company, Inc.                  3,600         285,300
 ............................................     -----------
                                                     882,925
------------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.4%
 ............................................................
Baxter International, Inc.             6,200         254,200
------------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.7%
 ............................................................
Whirlpool Corporation                 10,000         466,250
------------------------------------------------------------
INSURANCE -- 1.2%
 ............................................................
Aon Corporation                        6,500         403,812
 ............................................................
St. Paul Companies, Inc.               3,300         193,463
 ............................................................
USLIFE Corporation                     7,700         256,025
 ............................................     -----------
                                                     853,300
------------------------------------------------------------
MACHINERY -- 1.1%
 ............................................................
Deere & Company                        7,600         308,750
 ............................................................
New Holland N.V.                      23,000         480,125
 ............................................     -----------
                                                     788,875
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                    Shares         Value
------------------------------------------------------------
METALS & MINING -- 2.0%
 ............................................................
Aluminum Company of America           10,900    $    694,875
 ............................................................
Phelps Dodge Corporation               6,000         405,000
 ............................................................
Reynolds Metals Company                5,000         281,875
 ............................................     -----------
                                                   1,381,750
------------------------------------------------------------
OIL-DOMESTIC -- 1.9%
 ............................................................
Atlantic Richfield Company             5,500         728,750
 ............................................................
Ultramar Diamond Shamrock
  Corporation                          2,500          79,063
 ............................................................
USX-Marathon Group, Inc.              22,500         537,188
 ............................................     -----------
                                                   1,345,001
------------------------------------------------------------
OIL-INTERNATIONAL -- 2.3%
 ............................................................
Chevron Corporation                    6,000         390,000
 ............................................................
Exxon Corporation                      4,000         392,000
 ............................................................
Mobil Corporation                      2,000         244,500
 ............................................................
Royal Dutch Petroleum Company --
  NYS                                  2,000         341,500
 ............................................................
TransCanada Pipelines Ltd.            14,000         245,000
 ............................................     -----------
                                                   1,613,000
------------------------------------------------------------
PAPER -- 1.2%
 ............................................................
International Paper Company           14,525         586,447
 ............................................................
Union Camp Corporation                 6,000         286,500
 ............................................     -----------
                                                     872,947
------------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.3%
 ............................................................
Eastman Kodak Company                  2,200         176,550
------------------------------------------------------------
POLLUTION CONTROL -- 0.7%
 ............................................................
Browning-Ferris Industries, Inc.      19,700         517,125
------------------------------------------------------------
RAILROADS -- 0.8%
 ............................................................
Conrail, Inc.                          2,200         219,175
 ............................................................
Norfolk Southern Corporation           3,800         332,500
 ............................................     -----------
                                                     551,675
------------------------------------------------------------

                                    Shares         Value
------------------------------------------------------------
RETAIL-GENERAL -- 2.2%
 ............................................................
J.C. Penney Co., Inc.                 13,000    $    633,750
 ............................................................
May Department Stores Company         12,000         561,000
 ............................................................
Sears, Roebuck & Company               8,000         369,000
 ............................................     -----------
                                                   1,563,750
------------------------------------------------------------
SAVINGS & LOANS -- 1.5%
 ............................................................
Great Western Financial
  Corporation                         20,000         580,000
 ............................................................
H.F. Ahmanson & Company               14,000         455,000
 ............................................     -----------
                                                   1,035,000
------------------------------------------------------------
SHIPBUILDING -- 0.0%
 ............................................................
Newport News Shipbuilding, Inc.        1,180          17,700
------------------------------------------------------------
STEEL -- 0.4%
 ............................................................
USX-U.S. Steel Group, Inc.            10,000         313,750
------------------------------------------------------------
TOBACCO -- 2.7%
 ............................................................
American Brands, Inc.                 16,000         794,000
 ............................................................
Philip Morris Companies, Inc.          9,700       1,092,463
 ............................................     -----------
                                                   1,886,463
------------------------------------------------------------
TRUCKING -- 0.6%
 ............................................................
Ryder System, Inc.                    15,000         421,875
------------------------------------------------------------
UTILITY-ELECTRIC -- 3.2%
 ............................................................
Central & South West Corporation       4,900         125,562
 ............................................................
CMS Energy Corporation                20,000         672,500
 ............................................................
DTE Energy Company                     7,500         242,812
 ............................................................
Edison International                  19,300         383,587
 ............................................................
Illinova Corporation                   5,900         162,250
 ............................................................
New York State Electric & Gas
  Corporation                          9,000         194,625
 ............................................................
Peco Energy Company                   12,000         303,000
 ............................................................
Public Service Enterprises
  Group, Inc.                          7,000         190,750
 ............................................     -----------
                                                   2,275,086
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                    Shares         Value
------------------------------------------------------------
UTILITY-GAS PIPELINE -- 0.7%
 ............................................................
Nicor, Inc.                            6,000    $    214,500
 ............................................................
Peoples Energy Corporation             7,500         254,063
 ............................................     -----------
                                                     468,563
------------------------------------------------------------
UTILITY-TELEPHONE -- 2.6%
 ............................................................
Alltel Corporation                    10,500         329,437
 ............................................................
AT&T Corporation                      17,500         761,250
 ............................................................
NYNEX Corporation                      5,000         240,625
 ............................................................
Pacific Telesis Group                  5,000         183,750
 ............................................................
US West, Inc.                         10,000         322,500
 ............................................     -----------
                                                   1,837,562
------------------------------------------------------------
Total common stocks (cost
  $23,281,132)                                    27,456,897
------------------------------------------------------------

CORPORATE BONDS                   Principal
-- 28.8%                            Amount
------------------------------------------------------------
AUTOS & TRUCKS -- 1.4%
 ............................................................
Ford Motor Company (Global),
  7.00%, 9/25/2001                $1,000,000       1,016,717
------------------------------------------------------------
BANKS -- 12.7%
 ............................................................
KeyCorp Instit Capital-A
  (Acquired 12/19/1996, Cost
  $630,084) r, CLB 12/01/2006,
  7.826%, 12/01/2026                 825,000         804,870
 ............................................................
MBNA Corporation, 5.89375%,
  6/21/2001                        2,500,000       2,506,140
 ............................................................
Mellon Capital I, Class A, CLB
  12/01/2006, 7.72%, 12/01/2026      825,000         813,543
 ............................................................
Midland Bank PLC, 5.725%,
  6/29/2049 #                        500,000         430,000
 ............................................................
Nordbanken, 6.13125%,
  10/29/2049 #                     2,000,000       1,995,586
 ............................................................
Okobank, 7.25%, 9/27/2049 #        1,500,000       1,537,065
 ............................................................

CORPORATE BONDS                   Principal
-- 28.8%                            Amount
------------------------------------------------------------
Wells Fargo Capital I, CLB
  12/15/2006, 7.96%, 12/15/2026   $  825,000    $    824,934
 ............................................     -----------
                                                   8,912,138
------------------------------------------------------------
FINANCIAL SERVICES -- 3.0%
 ............................................................
Salomon, Inc.:
  5.65%, 2/10/1998                   500,000         496,992
 ............................................................
  6.06%, 12/01/1998 #                500,000         500,521
 ............................................................
  6.292%, 4/05/1999 #              1,100,000       1,093,849
 ............................................     -----------
                                                   2,091,362
------------------------------------------------------------
OIL -- DOMESTIC -- 1.4%
 ............................................................
Husky Oil Ltd., 6.875%,
  11/15/2003                       1,000,000         995,844
------------------------------------------------------------
REAL ESTATE -- 2.1%
 ............................................................
Taubman Realty Group, 6.00%,
  11/03/1997 #                     1,500,000       1,498,674
------------------------------------------------------------
SAVINGS & LOANS -- 0.7%
 ............................................................
Federal Home Loan Mortgage
  Corporation, CLB 6/27/1997,
  7.15%, 6/27/2000                   500,000         503,466
------------------------------------------------------------
TELECOMMUNICATIONS -- 3.3%
 ............................................................
Southern New England Telephone,
  8.70%, 8/15/2031                   750,000         800,893
 ............................................................
Tele Communications, Inc., CLB
  9/15/1997, 6.18516%,
  9/15/2003 #                      1,500,000       1,507,090
 ............................................     -----------
                                                   2,307,983
------------------------------------------------------------
TRANSPORTATION -- 2.1%
 ............................................................
Delta Air Lines ETC, 9.90%,
  1/02/2002                          150,000         167,476
 ............................................................
USAir, Inc., 6.76%, 4/15/2008      1,314,951       1,283,229
 ............................................     -----------
                                                   1,450,705
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
UTILITY -- ELECTRIC -- 2.1%
 ............................................................
CTC Mansfield Funding Corp.,
  CLB 3/13/1997, 11.125%,
  9/30/2016                       $1,400,000    $  1,508,500
------------------------------------------------------------
Total corporate bonds (cost
  $20,180,950)                                    20,285,389
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.1%
------------------------------------------------------------
ASSET-BACKED SECURITY -- 1.4%
 ............................................................
Student Loan Marketing
  Association,
  1996-4 A1, 5.53%, 7/25/2004 #    1,000,000         999,334
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
 ............................................................
Federal Home Loan Mortgage
  Corporation: 1316 Z, 8.00%,
  6/15/2022                          701,493         709,303
 ............................................................
  1393 J, 6.50%, 10/15/2007        1,670,376       1,546,651
 ............................................................
  1759 Z, 8.50%, 10/15/2024          901,077         907,384
 ............................................................
Federal National Mortgage
  Association,
  1993-202 VS, 9.75%,
   2/25/2023#                        599,328         564,707
 ............................................     -----------
                                                   3,728,045
------------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.4%
 ............................................................
Federal Home Loan Bank, 6.44%,
  12/21/2000                       1,000,000         994,097
------------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $5,717,391)                                5,721,476
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 8.5%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.3%
 ............................................................
Bridgestone/Firestone Master
  Trust, 1996-1 A, 6.17%,
  7/01/2003                        1,400,000       1,389,220
 ............................................................

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Premier Auto Trust, 1996-4 A3,
  6.20%, 11/06/2000               $  950,000    $    954,170
 ............................................     -----------
                                                   2,343,390
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.9%
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1991-7 M, 8.75%,
  5/25/2021                          500,652         507,661
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, 5/25/2026                   700,000         700,973
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, 6/25/2026        1,648,207       1,517,537
 ............................................     -----------
                                                   2,726,171
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.0%
 ............................................................
Citicorp Mortgage Securities,
  Inc., 1987-14 A1, 9.50%,
  9/25/2002                           24,868          25,220
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.3%
 ............................................................
Donaldson, Lufkin & Jenrette:
  1993-Q16 IS (IO), 3.74723%,
  11/25/2023 #                       271,887          18,787
 ............................................................
  1993-Q16 IIS (IO), 2.17115%,
  11/25/2023 #                     7,028,066         287,096
 ............................................................
GE Capital Mortgage Services,
  Inc.,
  1993-1 G (IO), 657.2504%,
  2/25/2022 #                         24,917         323,901
 ............................................................
Greenwich Capital Acceptance, Inc.,
  1992-LB8 (IO), 2.52476%,
  2/25/2023 #                      2,021,129          54,773
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Structured Mortgage Asset
  Residential Trust:
  1991-1 I (IO), 1000%,
  6/25/2022                       $    2,571    $     41,148
 ............................................................
  1991-7 I (IO), 14221.59%,
  12/25/2022                             602         159,049
 ............................................     -----------
                                                     884,754
------------------------------------------------------------
Total non-agency mortgage-
  backed securities (cost
  $5,676,196)                                      5,979,535
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.3%
------------------------------------------------------------
U.S. TREASURY NOTES:
 ............................................................
  5.375%, 5/31/1998                1,300,000       1,290,657
 ............................................................
  5.875%, 8/15/1998                4,350,000       4,345,924
 ............................................................
  6.75%, 4/30/2000                   400,000         407,750
 ............................................................
  7.25%, 5/15/2004                   755,000         794,874
 ............................................................
  6.50%, 5/15/2005                 3,200,000       3,224,003
 ............................................     -----------
Total U.S. Treasury obligations                   10,063,208
  (cost $10,023,796)
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.6%
------------------------------------------------------------
Lilly (Eli) & Co., 5.4403%           198,488         198,488
 ............................................................
Sara Lee Corp., 5.4873%               26,688          26,688
 ............................................................
Southwestern Bell, 5.4873%           235,352         235,352
 ............................................     -----------
Total variable rate demand                           460,528
  notes (cost $460,528)
------------------------------------------------------------
Total investments -- 99.3%
  (cost $65,339,993)                              69,967,033
 ............................................................
Other assets in excess of
  liabilities -- 0.7%                                492,792
 ............................................     -----------
                                                $ 70,459,825
Total net assets -- 100.0%
------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

IO -- Interest Only.

ETC -- Equipment Trust Certificate.

ADR -- American Depository Receipt.

CLB -- Callable.

r -- Restricted Security.

NYS -- New York Shares.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

CORPORATE BONDS AND               Principal
NOTES -- 50.4%                     Amount         Value
------------------------------------------------------------
BANKS -- 15.5%
 ............................................................
First USA Bank, 5.84297%,
  9/17/1997 #                      $  650,000    $   650,407
 ............................................................
Keycorp Instit Capital-A
  (Acquired 12/19/96, Cost
  $630,084) r, CLB 12/01/2006,
  7.826%, 12/01/2026                  650,000        634,140
 ............................................................
Okobank, 7.25%, 9/27/2049             800,000        819,768
 ............................................................
MBNA Corporation, 5.85125%,
  9/13/2001 #                       1,000,000      1,002,330
 ............................................................
Mellon Capital I, Class A, CLB
  12/01/2006, 7.72%, 12/01/2026       600,000        591,668
 ............................................................
Wells Fargo Capital I, CLB
  12/15/2006, 7.96%, 12/15/2026       600,000        599,952
 .............................................     ----------
                                                   4,298,265
------------------------------------------------------------
FINANCIAL SERVICES -- 6.4%
 ............................................................
Salomon, Inc.: 6.39375%,
  4/01/1997 #                         600,000        600,972
 ............................................................
  6.00%, 7/28/1998                    250,000        248,684
 ............................................................
  6.06%, 12/01/1998 #                 150,000        150,156
 ............................................................
  6.292%, 4/05/1999 #                 600,000        596,645
 ............................................................
  5.85%, 5/20/1999 #                  200,000        198,302
 .............................................     ----------
                                                   1,794,759
------------------------------------------------------------
INDUSTRIAL -- 0.9%
 ............................................................
Westinghouse Electric
  Corporation,
  8.93%, 6/22/1999                    250,000        260,837
------------------------------------------------------------
PRINTING & PUBLISHING -- 4.8%
 ............................................................
Valassis Inserts,
  9.375%, 3/15/1999                 1,300,000      1,333,175
------------------------------------------------------------

                                   Principal
                                     Amount         Value
------------------------------------------------------------
SAVINGS & LOAN -- 1.8%
 ............................................................
Western Financial Savings,
  8.50%, 7/01/2003                 $  500,000    $   514,671
------------------------------------------------------------
SOVEREIGN -- 4.3%
 ............................................................
Government of Mexico,
  11.25%, 7/21/1997 #                 850,000        872,313
 ............................................................
Republic of Argentina,
  5.25%, 3/31/2023 #                  500,000        315,312
 .............................................     ----------
                                                   1,187,625
------------------------------------------------------------
TRANSPORTATION -- 4.4%
 ............................................................
Delta Air Lines ETC,
  9.90%, 1/02/2002                    250,000        279,126
 ............................................................
USAir, Inc., Class A,
  6.76%, 4/15/2008                    974,038        950,540
 .............................................     ----------
                                                   1,229,666
------------------------------------------------------------
TELECOMMUNICATIONS -- 5.1%
 ............................................................
Tele Communications, Inc., CLB
  9/15/1997,
  6.18516%, 9/15/2003 #             1,400,000      1,406,618
------------------------------------------------------------
TRUCKING -- 2.1%
 ............................................................
TNT Transport PLC/TNT USA, CLB
  4/15/1999,
  11.50%, 4/15/2004                   500,000        575,625
------------------------------------------------------------
UTILITY -- ELECTRIC -- 5.1%
 ............................................................
Greece Public Power Corporation,
  7.25%, 11/15/2000                 1,400,000      1,421,784
------------------------------------------------------------
Total corporate bonds and notes
  (cost $13,814,612)                              14,023,025
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

       GOVERNMENT AGENCY
        MORTGAGE-BACKED            Principal
      SECURITIES -- 31.2%            Amount         Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 31.2%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1261 J, 8.00%, 7/15/2021         $  576,465    $   571,946
 ............................................................
  1316 Z, 8.00%, 6/15/2022            572,647        579,023
 ............................................................
  1393 J, 6.50%, 10/15/2007         1,113,584      1,031,101
 ............................................................
  1468 S, 11.883%, 2/15/2023 #        449,224        398,309
 ............................................................
  1564 SE, 8.3655%, 8/15/2008 #       353,637        313,056
 ............................................................
  1759 Z, 8.50%, 10/15/2024           810,969        816,646
 ............................................................
  1761 Z, 8.50%, 11/15/2024         1,192,986      1,116,904
 ............................................................
Federal National Mortgage
  Association:
  G93-27 SB, 6.66677%, 8/25/2023
    #                                 115,176         73,760
 ............................................................
  1993-37 SB, 6.95624%,
    3/25/2023 #                       224,549        158,529
 ............................................................
  1993-45 SA, 9.009%, 6/25/2022
    #                                 550,360        439,232
 ............................................................
  1993-202 VS, 9.75%, 2/25/2023
    #                                 998,878        941,176
 ............................................................
  X-10B Z, 6.50%, 3/25/2024         1,108,091        953,270
 ............................................................
  TBA, 8.00%, 1/25/2027             1,250,000      1,273,829
 .............................................     ----------
Total government agency
  mortgage-backed securities                       8,666,781
  (cost $8,583,507)
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 16.6%
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.3%
 ............................................................
CMC Securities Corporation,
  1994-G, 7.00%, 9/25/2024            200,000        185,672
 ............................................................
Citicorp Mortgage Securities,
  Inc.,
  1990-D A1, 9.50%, 10/25/2005        217,177        219,964
 ............................................................

       GOVERNMENT AGENCY
        MORTGAGE-BACKED            Principal
      SECURITIES -- 31.2%            Amount         Value
------------------------------------------------------------
Collateralized Mortgage
  Obligations Trust, 57-D,
  9.90%, 2/01/2019                 $  584,217    $   633,102
 ............................................................
Countrywide Funding Corporation,
  1994-2 A12T, 9.00%, 2/25/2009
  #                                   465,685        456,091
 ............................................................
GE Capital Mortgage Services,
  Inc., 1994-24 A4, 7.00%,
  7/25/2024                           169,843        158,085
 ............................................................
Housing Securities, Inc.:
  1994-1 AB2, 6.50%, 3/25/2009        525,542        365,830
 ............................................................
  1994-2 B1, 6.50%, 7/25/2009         267,344        214,838
 ............................................................
Independent National Mortgage
  Corporation:
  1995-F A5, 8.25%, 5/25/2010       1,000,000      1,029,204
 ............................................................
  1995-M A4, 7.50%, 9/25/2025       1,000,000        990,500
 .............................................     ----------
                                                   4,253,286
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.3%
 ............................................................
Ryland Mortgage Securities
  Corporation, 42 2X1 (IO),
  3503.299%, 6/25/2023 #                7,320        351,339
------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $4,378,811)                     4,604,625
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.4%
------------------------------------------------------------
U.S. Treasury Bonds:
  8.125%, 8/15/2019                   375,000        433,477
 ............................................................
  8.75%, 8/15/2020                    185,000        227,839
 .............................................     ----------
Total U.S. Treasury obligations
                                                     661,316
  (cost $659,340)
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                   Principal
                                     Amount         Value
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 2.6%
------------------------------------------------------------
General Mills, Inc., 5.495%        $   15,000    $    15,000
 ............................................................
Southwestern Bell, 5.4873%            234,471        234,471
 ............................................................
Pitney Bowes, Inc., 5.5075%           490,151        490,151
 .............................................     ----------
Total variable rate demand notes                     739,622
  (cost $739,622)
------------------------------------------------------------
Total investments -- 103.2%
  (cost $28,175,892)                              28,695,369
 ............................................................
Liabilities in excess of other
  assets -- (3.2%)                                  (896,133)
 .............................................     ----------
                                                 $27,799,236
Total net assets -- 100.0%
------------------------------------------------------------

# Variable Rate Security. The rate listed as of December 31, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rate is as of December 31, 1996.

IO -- Interest Only.

CLB -- Callable.

r -- Restricted Security.

ETC -- Equipment Trust Certificate.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

        CORPORATE BONDS           Principal
      AND NOTES -- 42.7%            Amount         Value
------------------------------------------------------------
BANKING -- 9.8%
 ............................................................
Chase Capital I,
  7.67%, 12/01/2026               $2,800,000    $  2,760,937
 ............................................................
MBNA Corporation, 5.85125%,
  9/13/2001 #                      3,125,000       3,132,281
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.13125%, 10/29/2049 #           5,830,000       5,817,133
 ............................................................
Skandinavinska Enskilda Banken,
  CLB 6/29/2003, 6.59375%,
  6/29/2049 #                      3,500,000       3,537,100
 ............................................................
Wells Fargo Capital I, CLB
  12/15/2006, 7.96%, 12/15/2026    1,450,000       1,449,884
 ............................................     -----------
                                                  16,697,335
------------------------------------------------------------
CHEMICALS -- 2.9%
 ............................................................
W.R. Grace & Co.,
  6.88%, 6/23/1997                 5,000,000       5,025,794
------------------------------------------------------------
FINANCIAL SERVICES -- 8.4%
 ............................................................
American Reinsurance Corp.,
  10.875%, 9/15/2004               3,915,000       4,217,958
 ............................................................
Lehman Brothers, Inc.:
  9.50%, 6/15/1997                   800,000         812,517
 ............................................................
  7.36%, 12/15/2003 #              3,300,000       3,342,576
 ............................................................
Salomon, Inc.:
  8.67%, 2/14/1997                   400,000         401,254
 ............................................................
  5.65%, 2/10/1998                   200,000         198,797
 ............................................................
  5.70%, 2/11/1998                 2,000,000       1,988,974
 ............................................................
  9.43%, 3/15/1998                 1,000,000       1,036,133
 ............................................................
  6.125%, 5/15/1998                  315,000         314,301
 ............................................................
  6.06%, 12/01/1998 #              1,500,000       1,501,564
 ............................................................
  5.85%, 5/20/1999 #                 500,000         495,754
 ............................................     -----------
                                                  14,309,828
------------------------------------------------------------

        CORPORATE BONDS           Principal
      AND NOTES -- 42.7%            Amount         Value
------------------------------------------------------------
HEALTH -- 0.1%
 ............................................................
Health & Rehabilitation
  Property Trust, CLB
  4/13/1997,
  6.2825%, 7/13/1999 #            $  200,000    $    197,865
------------------------------------------------------------
PRINTING & PUBLISHING -- 4.0%
 ............................................................
Valassis Inserts,
  9.375%, 3/15/1999                6,600,000       6,768,425
------------------------------------------------------------
REAL ESTATE -- 2.7%
 ............................................................
Taubman Realty Group, Ltd.,
  6.5171%, 7/26/1999 #             4,550,000       4,552,425
------------------------------------------------------------
RETAIL -- 2.2%
 ............................................................
Tyco Toys, Inc., CLB 8/15/1997,
  10.125%, 8/15/2002               3,500,000       3,666,250
------------------------------------------------------------
SOVEREIGN -- 0.6%
 ............................................................
Republic of Argentina,
  5.25%, 3/31/2023 #               1,550,000         977,469
------------------------------------------------------------
TELECOMMUNICATIONS -- 3.3%
 ............................................................
Illinois Bell Telephone Co.,
  CLB 3/17/1997,
  7.625%, 4/01/2006                  300,000         302,812
 ............................................................
Tele Communications, Inc., CLB
  9/15/1997,
  6.1851%, 9/15/2003 #             5,315,000       5,340,123
 ............................................     -----------
                                                   5,642,935
------------------------------------------------------------
TRANSPORTATION -- NON RAIL -- 1.3%
 ............................................................
TNT Transport PLC/TNT USA, CLB
  4/15/1999,
  11.50%, 4/15/2004                2,000,000       2,302,500
------------------------------------------------------------

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
UTILITY -- ELECTRIC -- 7.4%
 ............................................................
Cleveland Electric Illum,
  9.25%, 7/29/1999                $1,900,000    $  1,982,971
 ............................................................
CTC Mansfield Funding Corp.,
  CLB 3/13/1997, 11.125%,
  9/30/2016                          350,000         377,125
 ............................................................
Gulf States Utilities, CLB
  3/17/1997, 6.75%, 10/01/1998       700,000         699,676
 ............................................................
Public Service Company of
  Colorado, 6.66%, 10/30/1997      4,500,000       4,530,707
 ............................................................
Texas Utilities, CLB 5/01/1997,
  5.8906%, 5/01/1999 #             5,000,000       5,015,134
 ............................................     -----------
                                                  12,605,613
------------------------------------------------------------
Total corporate bonds and notes
  (cost $72,043,572)                              72,746,439
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 14.5%
------------------------------------------------------------
ASSET -- BACKED SECURITY -- 1.5%
 ............................................................
Student Loan Marketing
  Association, 1996-4 A1,
  5.53%, 7/25/2004 #               2,500,000       2,498,335
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.6%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  1081 1, 7.00%, 12/15/2019          306,152         308,396
 ............................................................
  1096 D, 7.00%, 6/15/2020            61,666          62,003
 ............................................................
  1194 G, 6.50%, 10/15/2006          500,000         496,250
 ............................................................
  1201 D, 7.00%, 10/15/2020          500,649         502,307
 ............................................................
  1262 F, 7.50%, 3/15/2015           500,000         504,606
 ............................................................
  1267 O, 7.25%, 12/15/2005           90,713          91,718
 ............................................................
  1336 H, 7.75%, 1/15/2021           400,000         408,408
 ............................................................
  1358 F, 6.75%, 1/15/2019           600,000         603,150
 ............................................................
  1521 B, 5.80%, 7/15/2000         2,032,041       2,033,077
 ............................................................

                                  Principal
                                    Amount         Value
------------------------------------------------------------
  1543 KE, 9.45438%, 9/15/2022
    #                             $1,046,602    $    725,359
 ............................................................
  1617 D, 6.50%, 11/15/2023           71,000          64,219
 ............................................................
  1759 Z, 8.50%, 10/15/2024        4,205,026       4,234,461
 ............................................................
  1761 Z, 8.50%, 11/15/2024        1,192,986       1,116,904
 ............................................................
Federal National Mortgage
  Association:
  1988-26 C, 7.50%, 7/25/2018        129,843         131,598
 ............................................................
  1990-112 E, 8.50%, 7/25/2019       115,434         117,629
 ............................................................
  1991-147 K, 7.00%, 1/25/2021         5,000           5,007
 ............................................................
  1991-153 N, 7.50%, 2/25/2007       300,000         305,803
 ............................................................
  G92-9 K, 7.00%, 1/25/2020          165,108         165,431
 ............................................................
  1992-138 O, 7.50%, 7/25/2022        72,827          70,939
 ............................................................
  1992-158 Z, 7.75%, 3/25/2021     1,397,596       1,365,161
 ............................................................
  1992-163 E, 6.75%, 9/25/2022       500,000         499,730
 ............................................................
  1993-45 SB, 9.122%, 4/25/2023
    #                              1,500,000       1,208,922
 ............................................................
  1994-60 D, 7.00%, 4/25/2024         30,000          28,265
 ............................................................
Government National Mortgage
  Association,
  1995-2 G, 8.50%, 3/20/2020       1,300,000       1,332,564
 ............................................     -----------
                                                  16,381,907
------------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.4%
 ............................................................
Federal Home Loan Bank:
  CLB 1/30/1997, 6.52%,
    7/30/1998                      1,000,000       1,000,486
 ............................................................
  6.44%, 12/21/2000                1,500,000       1,491,145
 ............................................     -----------
                                                   2,491,631
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 1.9%
 ............................................................
Federal Home Loan Mortgage
  Corporation,
  255452, 8.50%, 2/01/2008           661,913         690,508
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Federal National Mortgage
  Association:
  21130, 8.00%, 9/01/2000         $   10,102    $     10,097
 ............................................................
  308798, 7.306%, 4/01/2025 #      1,782,392       1,838,854
 ............................................................
  312155, 7.318%, 3/01/2025 #        625,412         634,918
 ............................................     -----------
                                                   3,174,377
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.1%
 ............................................................
Federal National Mortgage
  Association,
  1993-97 L (IO), 7.50%,
  5/25/2023                        2,030,571         231,445
 ............................................     -----------
Total government agency
  mortgage-backed securities                      24,777,695
  (cost $24,430,552)
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 14.8%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.1%
 ............................................................
Bridgestone/Firestone Master Trust,
  1996-1 A, 6.17%, 7/01/2003       3,000,000       2,976,900
 ............................................................
First Chicago Master Trust II,
  1996-R A, 5.5832%,
  7/15/2001 #                      1,400,000       1,396,518
 ............................................................
Premier Auto Trust,
  1996-4 A3, 6.20%, 11/06/2000     2,500,000       2,510,975
 ............................................................
Western Financial Grantor
  Trust,
  1992-3, 4.70%, 1/01/1998           101,462         101,473
 ............................................     -----------
                                                   6,985,866
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.4%
 ............................................................
Capstead Securities Corp.,
  1992-2 C, 7.80%, 2/25/2022         300,938         301,800
 ............................................................
Chemical Mortgage Securities,
  Inc., 1993-3 A1, 7.125%,
  7/25/2023                          386,078         387,870
 ............................................................

                                  Principal
                                    Amount         Value
------------------------------------------------------------
Citicorp Mortgage Securities, Inc.:
  1987-9 A1, 9.00%,
  7/25/2002                       $  643,412    $    653,477
 ............................................................
  1989-8 A1, 10.50%, 6/25/2019       583,769         627,497
 ............................................................
  1990-D A1, 9.50%,
  10/25/2005                         434,355         439,927
 ............................................................
  1993-13 A6, 8.50%,
    11/25/2008 #                     285,000         252,766
 ............................................................
Countrywide Funding Corp.,
  1994-17 A9, 8.00%, 7/25/2024         4,000           4,084
 ............................................................
First Bank Systems, 1993 AT T2,
  8.25%, 3/25/2023                   352,355         354,825
 ............................................................
Housing Securities, Inc.:
  1992-B3, 8.00%, 7/25/2021        2,462,583       2,495,132
 ............................................................
  1994-2 B1, 6.50%, 7/25/2009        239,331         192,326
 ............................................................
Independent National Mortgage
  Corporation:
  1995-A4, 8.75%, 3/25/2025           18,000          18,606
 ............................................................
  1995-M A4, 7.50%, 9/25/2025      1,000,000         990,500
 ............................................................
  1996-D A2, 7.00%, 5/25/2026      3,000,000       3,004,170
 ............................................................
Prudential Home Mortgage
  Securities, Co.,
  1993-36 A10, 7.25%,
  10/25/2023                         500,000         495,595
 ............................................................
Residential Asset
  Securitization Trust,
  1996-A10 A1, 7.5%, 11/25/2011    3,388,104       3,406,484
 ............................................................
Residential Funding Corp.,
  1993-S9 A8, 8.89583%,
  2/25/2008 #                        125,305          95,357
 ............................................................
Residential Funding Mortgage,
  Securities, Inc., 1992-S5 A5,
  7.50%, 2/25/2007                 1,263,883       1,260,609
 ............................................................

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                   Principal
                                     Amount         Value
-------------------------------------------------------------
Structured Mortgage Asset
  Residential Trust:
  1991-1H, 8.25%, 6/25/2022        $  309,916    $    298,852
 .............................................................
  1992-3 A, 8.00%, 10/25/2007         243,304         248,428
 .............................................................
  1993-5A AA, 6.94541%,
  6/25/2024 #                         427,494         421,633
 .............................................     -----------
                                                   15,949,938
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.1%
 .............................................................
Citicorp Mortgage Securities, Inc.:
  1987-5, 8.50%, 4/25/2017             30,247          30,167
 .............................................................
  1987-14, 9.50%, 9/25/2002            49,737          50,440
 .............................................................
  1988-16 A1, 10.00%, 11/25/2018       54,884          58,536
 .............................................     -----------
                                                      139,143
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.3%
 .............................................................
Donaldson, Lufkin & Jenrette:
  1993-Q16 IS (IO),
  3.74723%, 11/25/2023 #              782,368          54,062
 .............................................................
  1993-Q16 IIS (IO), 2.17115%,
    11/25/2023 #                    3,836,210         156,709
 .............................................................
  1994-Q8 IIS (IO),
  1.90666%, 5/25/2024 #            21,567,315         786,668
 .............................................................
Nomura Asset Securities
  Corporation,
  1994-5A 1 (IO),
  1.11249%, 11/25/2024 #           42,447,438         678,098
 .............................................................
Residential Funding Corp.,
  1992-S2 A16 (IO), 0.50%,
  1/25/2022                        33,534,266         408,045
 .............................................................
Structured Mortgage Asset
  Residential Trust, 1991-2 I
  (IO), 33.50898%,
  6/25/2022 #                          44,056          56,943
 .............................................     -----------
                                                    2,140,525
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $24,632,534)                    25,215,472
-------------------------------------------------------------

                                   Principal
                                     Amount         Value
-------------------------------------------------------------
U.S. TREASURY NOTES -- 12.5%
-------------------------------------------------------------
U.S. Treasury Notes:
 5.375%, 11/30/1997               $4,000,000    $  3,981,252
 ............................................................
  7.875%, 4/15/1998                2,500,000       2,559,377
 ............................................................
  5.375%, 5/31/1998               10,000,000       9,928,129
 ............................................................
  5.875%, 8/15/1998                4,800,000       4,795,502
 ............................................     -----------
Total U.S. Treasury notes (cost                   21,264,260
  $21,208,552)
-------------------------------------------------------------
DISCOUNT NOTES -- 14.1%
-------------------------------------------------------------
Archer Daniels Midland Co.,
  6.25%, 1/06/1997                 5,000,000       4,995,660
 ............................................................
Hertz Corp., 5.73%, 1/09/1997      5,500,000       5,492,997
 ............................................................
Houston Industries, Inc.,
  5.65%, 1/02/1997                 5,000,000       4,999,215
 ............................................................
Tyson Foods, Inc., 5.85%,
  1/06/1997                        8,500,000       8,493,094
 ............................................     -----------
Total discount notes (cost                        23,980,966
  $23,980,966)
-------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*  -- 0.8%
-------------------------------------------------------------
General Mills, Inc., 5.495%          100,000         100,000
 ............................................................
Lilly (Eli) & Co., 5.4403%         1,000,000       1,000,000
 ............................................................
Pitney Bowes, Inc., 5.5075%           90,544          90,544
 ............................................................
Sara Lee Corp., 5.4873%              200,000         200,000
 ............................................     -----------
Total variable rate demand                         1,390,544
  notes (cost $1,390,544)
-------------------------------------------------------------
Total investments -- 99.4%
  (cost $167,686,720)                            169,375,376
 ............................................................
Other assets in excess of
  liabilities -- 0.6%                                960,888
 ............................................     -----------
                                                $170,336,264
Total net assets -- 100.0%
-------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

IO -- Interest Only.

CLB -- Callable.

                       See Notes to Financial Statements

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                   Principal
    CORPORATE BONDS -- 29.5%         Amount         Value
------------------------------------------------------------
BANKS -- 9.0%
 ............................................................
MBNA Corp.,
  5.85125%, 9/13/2001 #            $  500,000    $   501,165
 ............................................................
Nordbanken, CLB 10/25/2001,
  6.13125%, 10/29/2049 #              550,000        548,786
 ............................................................
Swedbank,
  7.38281%, 10/29/2049 #              500,000        511,975
 .............................................     ----------
                                                   1,561,926
------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
 ............................................................
Salomon, Inc.,
  6.06%, 12/01/1998 #                 400,000        400,417
------------------------------------------------------------
INDUSTRIAL -- 2.4%
 ............................................................
Westinghouse Electric
  Corporation,
  9.30%, 6/07/1999                    400,000        419,400
------------------------------------------------------------
REAL ESTATE -- 3.2%
 ............................................................
Taubman Reality Group, Ltd.,
  6.51719%, 7/26/1999 #               550,000        550,293
------------------------------------------------------------
SOVEREIGN -- 3.3%
 ............................................................
Government of Mexico,
  11.25%, 7/21/1997 #                 550,000        564,437
------------------------------------------------------------
TELECOMMUNICATIONS -- 4.4%
 ............................................................
Illinois Bell Telephone Co., CLB
  3/17/1997,
  7.625%, 4/01/2006                   150,000        151,406
 ............................................................
Tele Communications, Inc., CLB
  9/15/1997,
  6.18516%, 9/15/2003 #               600,000        602,836
 .............................................     ----------
                                                     754,242
------------------------------------------------------------
UTILITY -- ELECTRIC -- 4.9%
 ............................................................
Gulf States Utilities, CLB
  3/17/1997,
  6.75%, 10/01/1998                   300,000        299,861
 ............................................................
Public Service Company of
  Colorado,
  6.66%, 10/30/1997                   550,000        553,753
 .............................................     ----------
                                                     853,614
------------------------------------------------------------
Total corporate bonds
  (cost $5,082,902)                                5,104,329
------------------------------------------------------------


  GOVERNMENT AGENCY
  MORTGAGE-BACKED                  Principal
  SECURITIES -- 11.4%                Amount         Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.8%
 ............................................................
Federal Home Loan Mortgage
  Corporation:
  16-B, 10.00%, 10/15/2019         $   17,408    $    17,520
 ............................................................
  1081 I, 7.00%, 12/15/2019           125,905        126,828
 ............................................................
  1521 B, 5.80%, 7/15/2000            467,136        467,374
 ............................................................
  1722 PB, 6.50%, 2/15/2009            63,197         63,219
 ............................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023           138,564        134,851
 ............................................................
Federal National Mortgage
  Association:
  1992-43 B, 7.50%, 11/25/2018        463,960        465,904
 ............................................................
  1992-185 VA, 5.10%, 5/25/1997       103,835        103,532
 ............................................................
Student Loan Marketing
  Association,
  1996-4 A1, 5.53%,
    7/25/2004 #                       500,000        499,667
 .............................................     ----------
                                                   1,878,895
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.6%
 ............................................................
Federal National Mortgage
  Association, 1993-97 L (IO),
  7.50%, 5/25/2023                    748,879         85,357
 ............................................................
Government National Mortgage
  Association, 103695,
  11.50%, 9/15/1998                    12,930         13,461
 .............................................     ----------
                                                      98,818
------------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $1,946,696)                                1,977,713
------------------------------------------------------------

Schedule of Investments -- December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND


                                   Principal
       DISCOUNT NOTES -- 31.8%       Amount         Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.7%
 ............................................................
Citicorp Mortgage Securities,
  Inc.:
  1990-D A1, 9.50%, 10/25/2005     $  217,177    $   219,964
 ............................................................
  1991-7 M, 8.75%, 5/25/2021           55,628         56,407
 ............................................................
Premier Auto Trust,
  1996-4 A3, 6.20%, 11/06/2000        500,000        502,195
 ............................................................
Prudential Home Mortgage
  Securities, Inc.,
  1993-1 A1, 7.50%, 2/25/2023         240,601        242,092
 ............................................................
Residential Asset Securitization
  Trust, 1996-A10 A1,
  7.50%, 11/25/2011                   484,015        486,641
 ............................................................
Structured Mortgage Asset
  Residential Trust,
  1992-11B BH, 7.80%, 8/25/2021       178,744        180,865
 .............................................     ----------
                                                   1,688,164
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.2%
 ............................................................
Donaldson, Lufkin & Jenrette,
  1993-Q16 IS (IO), 3.74723%,
    11/25/2023 #                      454,994         31,440
------------------------------------------------------------
Total non-agency mortgage-backed
  securities
  (cost $1,713,863)                                1,719,604
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.4%
------------------------------------------------------------
U.S. Treasury Notes:
  5.625%, 1/31/1998                   600,000        598,126
 ............................................................
  5.375%, 5/31/1998                 1,000,000        992,813
 ............................................................
  5.875%, 8/15/1998                   200,000        199,813
 .............................................     ----------
Total U.S. Treasury obligations
                                                   1,790,752
  (cost $1,783,688)
------------------------------------------------------------


                                   Principal
DISCOUNT NOTES -38.1%                Amount         Value
------------------------------------------------------------
Archer Daniels Midland Co.,
  6.25%, 1/06/1997                 $  500,000    $   499,566
 ............................................................
Bridgestone/Firestone, Inc.,
  7.10%, 1/02/1997                    750,000        749,852
 ............................................................
Cox Enterprises, Inc.,
  6.15%, 1/09/1997                  1,000,000        998,633
 ............................................................
CSX Corp.,
  5.67%, 1/03/1997                  1,000,000        999,685
 ............................................................
Daimler-Benz North America
  Corp.,
  6.50%, 1/10/1997                    600,000        599,025
 ............................................................
Ford Credit Europe PLC,
  5.41%, 1/02/1997                    500,000        499,925
 ............................................................
Hertz Corp.,
  5.48%, 1/02/1997                  1,000,000        999,848
 ............................................................
Houston Industries, Inc.,
  5.65%, 1/02/1997                    500,000        499,922
 ............................................................
Tyson Foods, Inc.,
  5.85%, 1/06/1997                    750,000        749,391
 .............................................     ----------
Total discount notes
                                                   6,595,847
  (cost $6,595,846)
------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.4%
------------------------------------------------------------
Pitney Bowes, Inc., 5.5075%            38,916         38,916
 ............................................................
Sara Lee Corp., 5.4873%                36,953         36,953
 .............................................     ----------
Total variable rate demand notes
                                                      75,869
  (cost $75,869)
------------------------------------------------------------
Total investments -- 99.7%
  (cost $17,198,864)                              17,264,114
 ............................................................
Other assets in excess of
  liabilities -- 0.3%                                 44,936
 .............................................     ----------
                                                 $17,309,050
Total net assets -- 100.0%
------------------------------------------------------------

# Variable rate security. Rate listed is as of December 31, 1996.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

IO -- Interest Only.

CLB -- Callable.

Financial Statements -- December 31, 1996
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                 EQUITY              SMALL
                                                                 INCOME               CAP
                                                                  FUND               FUND
                                                              -------------------------------
ASSETS:
  Investments, at value*....................................  $203,782,064        $17,570,045
  Foreign currency**........................................             0                  0
  Cash......................................................             0                  0
  Dividends and interest receivable.........................       591,924             20,030
  Receivable from Advisor...................................             0                  0
  Receivable for investments sold...........................       103,801                  0
  Receivable for Fund shares sold...........................         8,100              8,872
  Prepaid expenses..........................................         6,304             13,567
                                                              ------------        -----------
       Total assets.........................................  $204,492,193        $17,612,514
                                                              ------------        -----------
LIABILITIES:
  Payable to Advisor........................................       129,889              5,402
  Payable for investments purchased.........................       309,210                  0
  Payable for Fund shares repurchased.......................        20,554                  0
  Dividends payable.........................................             0                  0
  Accrued expenses and other liabilities....................       201,373             32,322
                                                              ------------        -----------
       Total liabilities....................................       661,026             37,724
                                                              ------------        -----------
       Net assets...........................................  $203,831,167        $17,574,790
                                                              ============        ===========
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $166,533,486        $15,432,110
  Undistributed net investment income (loss)................       (11,362)            (9,637)
  Undistributed net realized gain (loss) on securities
     and foreign currency transactions......................     1,688,005            167,556
  Net unrealized appreciation of securities and foreign
     currency...............................................    35,621,038          1,984,761
                                                              ------------        -----------
       Net assets...........................................  $203,831,167        $17,574,790
                                                              ============        ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of
     no par value authorized)...............................    10,868,225            894,557
  Net asset value per share (offering and redemption
     price).................................................  $      18.75        $     19.65
                                                              ============        ===========
 *Cost of Investments.......................................  $168,161,026        $15,585,284
                                                              ============        ===========
**Cost of Foreign Currency..................................  $          0        $         0
                                                              ============        ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     BALANCED        TOTAL          LOW        SHORT-TERM
    INTERNATIONAL     INCOME      RETURN BOND     DURATION     INVESTMENT
        FUND           FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------
     $492,126,695   $69,967,033   $28,695,369   $169,375,376   $17,264,114
        8,809,145             0             0              0             0
       35,903,204             0       173,173         37,176             0
        1,402,076       559,175       324,464      1,752,045       134,388
                0             0        38,893              0         5,206
                0        25,770        19,875         82,580         5,682
        1,909,393         3,200             0        135,274             0
            6,967        15,280        12,108         30,077        16,601
     ------------   -----------    ----------   ------------   -----------
      540,157,480    70,570,458    29,263,882    171,412,528    17,425,991
     ------------   -----------    ----------   ------------   -----------
          311,354        44,707             0         48,633             0
       17,505,414             0     1,286,727              0             0
          141,527        13,739             0         93,616             0
            5,709            10       153,019        865,682        79,773
          423,426        52,177        24,900         68,333        37,168
     ------------   -----------    ----------   ------------   -----------
       18,387,430       110,633     1,464,646      1,076,264       116,941
     ------------   -----------    ----------   ------------   -----------
     $521,770,050   $70,459,825   $27,799,236   $170,336,264   $17,309,050
     ============   ===========   ===========   ============   ===========
     $469,071,461   $64,118,670   $27,398,370   $168,395,525   $17,371,422
         (123,787)     (134,301)            0        290,149             0
         (263,434)    1,848,416      (118,611)       (38,066)     (127,622)
       53,085,810     4,627,040       519,477      1,688,656        65,250
     ------------   -----------   -----------   ------------   -----------
     $521,770,050   $70,459,825   $27,799,236   $170,336,264   $17,309,050
     ============   ===========   ===========   ============   ===========
       23,509,819     3,844,630     2,143,480     16,728,518     1,705,094
     $      22.19   $     18.33   $     12.97   $      10.18   $     10.15
     ============   ===========   ===========   ============   ===========
     $439,030,007   $65,339,993   $28,175,892   $167,686,720   $17,198,864
     ============   ===========   ===========   ============   ===========
     $  8,701,658   $         0   $         0   $          0   $         0
     ============   ===========   ===========   ============   ===========

                       See Notes to Financial Statements

Financial Statements -- Six Months Ended December 31, 1996
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                                EQUITY              SMALL
                                                                INCOME               CAP
                                                                 FUND               FUND
                                                              ------------------------------
INVESTMENT INCOME
  Income*
     Dividends..............................................  $ 3,175,047        $    61,142
     Interest...............................................      103,557              8,733
                                                              -----------        -----------
          Total income......................................    3,278,604             69,875
                                                              -----------        -----------
  Expenses
     Advisory fee...........................................      697,751             59,612
     Legal and auditing fees................................       26,882              6,062
     Custodian fees and expenses............................       27,763              2,920
     Accounting and transfer agent fees and expenses........       35,786             17,435
     Administration fee.....................................       30,679              3,022
     Trustees' fees.........................................        5,929              5,929
     Reports to shareholders................................        4,469              1,460
     Registration fees......................................       11,098              7,538
     Other expenses.........................................       13,514              2,160
                                                              -----------        -----------
          Total expenses....................................      853,871            106,138
     Less, expense reimbursement............................            0            (26,655)
                                                              -----------        -----------
          Net expenses......................................      853,871             79,483
                                                              -----------        -----------
  Net investment income (loss)..............................    2,424,733             (9,608)
                                                              -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and foreign
       currency transactions................................   14,819,086            225,153
     Net change in unrealized appreciation of securities and
       foreign currency.....................................      893,343            863,436
                                                              -----------        -----------
  Net gain (loss) on investments............................   15,712,429          1,088,589
                                                              -----------        -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $18,137,162        $ 1,078,981
                                                              ===========        ===========

*Net of Foreign Taxes Withheld..............................  $    11,818        $         0
                                                              ===========        ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                     BALANCED       TOTAL          LOW       SHORT-TERM
    INTERNATIONAL     INCOME     RETURN BOND    DURATION     INVESTMENT
        FUND           FUND         FUND          FUND          FUND
    --------------------------------------------------------------------
      $ 4,699,727   $  536,663   $        0    $         0   $        0
          739,702    1,493,603    1,331,662      5,653,963      488,691
      -----------   ----------   ------------  -----------   ------------
        5,439,429    2,030,266    1,331,662      5,653,963      488,691
      -----------   ----------   ------------  -----------   ------------
        1,487,449      260,187       95,308        377,536       31,439
           42,174       11,218        7,215         22,938        4,964
          184,306       11,858        5,363         20,706        2,920
           88,753       24,936       18,725         42,933       18,918
           56,904       12,276        6,132         26,687        3,007
            5,929        5,929        5,929          5,929        5,929
           52,237        2,920          566          7,389          730
           46,560        6,505        8,874          8,446        4,921
           23,975        5,249        2,070          6,816        1,545
      -----------   ----------   ------------  -----------   ------------
        1,988,287      341,078      150,182        519,380       74,373
          (55,638)        (417)     (37,545)       (43,356)     (36,646)
      -----------   ----------   ------------  -----------   ------------
        1,932,649      340,661      112,637        476,024       37,727
      -----------   ----------   ------------  -----------   ------------
        3,506,780    1,689,605    1,219,025      5,177,939      450,964
      -----------   ----------   ------------  -----------   ------------
        2,831,154    1,873,234     (190,662)       140,850      (42,680)
       36,255,023    1,056,909    1,102,259        918,711          361
      -----------   ----------   ------------  -----------   ------------
       39,086,177    2,930,143      911,597      1,059,561      (42,319)
      -----------   ----------   ------------  -----------   ------------
      $42,592,957   $4,619,748   $2,130,622    $ 6,237,500   $  408,645
      ===========   ==========   ============  ===========   ============

      $   533,984   $    5,532   $        0    $         0   $        0
      ===========   ==========   ============  ===========   ============

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           EQUITY INCOME FUND
                                                                 ---------------------------------------
                                                                  Six Months Ended
                                                                 December 31, 1996           Year Ended
                                                                       (unaudited)         June 30, 1996
                                                                 ---------------------------------------
OPERATIONS:
     Net investment income (loss).........................         $  2,424,733            $  4,217,031
     Net realized gain on securities and foreign currency
       transactions.......................................           14,819,086               6,697,177
     Net change in unrealized appreciation (depreciation)
       of securities and foreign currency.................              893,343              17,517,007
                                                                 --------------            ------------
          Net increase in net assets resulting from
            operations....................................           18,137,162              28,431,215
                                                                 --------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income................................           (2,436,096)             (5,190,178)
     Net realized gain on securities transactions.........          (18,088,501)             (9,231,395)
                                                                 --------------            ------------
          Total dividends and distributions...............          (20,524,597)            (14,421,573)
                                                                 --------------            ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold........................           33,007,620              71,541,636
     Shares issued in connection with payment of dividends
       and distributions..................................           19,864,892              13,515,453
     Cost of shares redeemed..............................          (29,192,015)            (43,625,015)
                                                                 --------------            ------------
          Net increase (decrease) in net assets from Fund
            share transactions............................           23,680,497              41,432,074
                                                                 --------------            ------------
Total increase (decrease) in net assets...................           21,293,062              55,441,716
NET ASSETS:
     Beginning of period..................................          182,538,105             127,096,389
                                                                 --------------            ------------
     End of period*.......................................         $203,831,167            $182,538,105
                                                                 ==============            ============
*Including undistributed net investment income (loss) of:          $    (11,362)           $          0
                                                                 ==============            ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold..........................................            1,693,180               3,846,201
     Shares issued in connection with payment of dividends
       and distributions..................................            1,051,822                 743,944
     Shares redeemed......................................           (1,527,687)             (2,311,587)
                                                                 --------------            ------------
          Net increase (decrease).........................            1,217,315               2,278,558
                                                                 ==============            ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

             SMALL CAP FUND                    INTERNATIONAL FUND
    ---------------------------------   ---------------------------------
    Six Months Ended                    Six Months Ended
    December 31, 1996    Year Ended     December 31, 1996    Year Ended
       (unaudited)      June 30, 1996      (unaudited)      June 30, 1996
    ---------------------------------   ---------------------------------
       $    (9,608)      $    51,304      $  3,506,780      $  4,130,521
           225,153         3,242,921         2,831,154         1,311,404
           863,436        (1,035,528)       36,255,023        14,489,301
    --------------       -----------    --------------      ------------
         1,078,981         2,258,697        42,592,957        19,931,226
    --------------       -----------    --------------      ------------
           (56,499)                0        (4,133,682)       (3,924,997)
        (2,040,700)       (3,229,051)       (3,759,354)         (911,877)
    --------------       -----------    --------------      ------------
        (2,097,199)       (3,229,051)       (7,893,036)       (4,836,874)
    --------------       -----------    --------------      ------------
         4,447,659         9,973,586       208,538,818       324,232,058
         1,908,270         2,737,936         7,119,242         4,533,313
        (4,243,607)      (15,737,773)      (59,581,374)      (64,341,082)
    --------------       -----------    --------------      ------------
         2,112,322        (3,026,251)      156,076,686       264,424,289
    --------------       -----------    --------------      ------------
         1,094,104        (3,996,605)      190,776,607       279,518,641
        16,480,686        20,477,291       330,993,443        51,474,802
    --------------       -----------    --------------      ------------
       $17,574,790       $16,480,686      $521,770,050      $330,993,443
    ==============       ===========    ==============      ============
       $    (9,637)      $    56,471      $   (123,787)     $    503,115
    ==============       ===========    ==============      ============
           220,143           444,190         9,848,833        16,283,849
            97,760           137,516           325,084           227,114
          (195,964)         (760,129)       (2,856,144)       (3,226,302)
    --------------       -----------    --------------      ------------
           121,939          (178,423)        7,317,773        13,284,661
    ==============       ===========    ==============      ============

                       See Notes to Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           BALANCED INCOME FUND
                                                                  ---------------------------------------
                                                                  Six Months Ended
                                                                  December 31, 1996          Year Ended
                                                                     (unaudited)            June 30, 1996
                                                                  ---------------------------------------
OPERATIONS:
     Net investment income.................................         $  1,689,605            $  2,647,524
     Net realized gain (loss) on securities transactions...            1,873,234               2,948,927
     Net change in unrealized appreciation (depreciation)
       of securities.......................................            1,056,909                 587,322
                                                                  --------------            ------------
          Net increase in net assets resulting from
            operations.....................................            4,619,748               6,183,773
                                                                  --------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income.................................           (1,904,816)             (2,554,681)
     Net realized gain on securities transactions..........           (2,410,340)                (55,137)
     Return of capital.....................................                    0                       0
                                                                  --------------            ------------
          Total dividends and distributions................           (4,315,156)             (2,609,818)
                                                                  --------------            ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold.........................           14,615,053              43,038,215
     Shares issued in connection with payment of dividends
       and distributions...................................            4,095,672               2,406,463
     Cost of shares redeemed...............................          (19,153,685)            (10,483,447)
                                                                  --------------            ------------
          Net increase (decrease) in net assets from Fund
            share transactions.............................             (442,960)             34,961,231
                                                                  --------------            ------------
Total increase (decrease) in net assets....................             (138,368)             38,535,186
NET ASSETS:
     Beginning of period...................................           70,598,193              32,063,007
                                                                  --------------            ------------
     End of period*........................................         $ 70,459,825            $ 70,598,193
                                                                  ==============            ============
*Including undistributed net investment income of:                  $   (134,301)           $     80,910
                                                                  ==============            ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold...........................................              793,917               2,395,366
     Shares issued in connection with payment of dividends
       and distributions...................................              222,591                 134,345
     Shares redeemed.......................................           (1,036,890)               (580,252)
                                                                  --------------            ------------
          Net increase (decrease)..........................              (20,382)              1,949,459
                                                                  ==============            ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

         TOTAL RETURN BOND FUND                    LOW DURATION FUND                 SHORT-TERM INVESTMENT FUND
    ---------------------------------      ---------------------------------      ---------------------------------
    Six Months Ended                       Six Months Ended                       Six Months Ended
    December 31, 1996    Year Ended        December 31, 1996    Year Ended        December 31, 1996    Year Ended
       (unaudited)      June 30, 1996         (unaudited)      June 30, 1996         (unaudited)      June 30, 1995
    ---------------------------------      ---------------------------------      ---------------------------------
      $  1,219,025       $ 2,033,756         $  5,177,939      $  11,380,643        $    450,964      $  1,157,444
          (190,662)          386,435              140,850            302,726             (42,680)           17,041
         1,102,259        (1,233,325)             918,711           (603,922)                361            72,725
    --------------       -----------       --------------      -------------      --------------      ------------
         2,130,622         1,186,866            6,237,500         11,079,447             408,645         1,247,210
    --------------       -----------       --------------      -------------      --------------      ------------
        (1,219,025)       (2,033,756)          (5,177,939)       (11,385,745)           (450,964)       (1,150,687)
          (241,973)         (239,612)            (176,195)          (680,292)                  0                 0
                 0                 0                    0                  0                   0            (6,473)
    --------------       -----------       --------------      -------------      --------------      ------------
        (1,460,998)       (2,273,368)          (5,354,134)       (12,066,037)           (450,964)       (1,157,160)
    --------------       -----------       --------------      -------------      --------------      ------------
        10,260,939        31,603,393          122,240,644        187,622,316          17,114,592        14,567,153
         1,285,055         1,813,318            5,087,957         10,272,786             224,315           634,339
       (27,836,574)       (4,198,498)        (147,036,885)      (131,067,667)        (18,713,320)      (16,377,951)
    --------------       -----------       --------------      -------------      --------------      ------------
       (16,290,580)       29,218,213          (19,708,284)        66,827,435          (1,374,413)       (1,176,459)
    --------------       -----------       --------------      -------------      --------------      ------------
       (15,620,956)       28,131,711          (18,824,918)        65,840,845          (1,416,732)       (1,086,409)
        43,420,192        15,288,481          189,161,182        123,320,337          18,725,782        19,812,191
    --------------       -----------       --------------      -------------      --------------      ------------
      $ 27,799,236       $43,420,192         $170,336,264      $ 189,161,182        $ 17,309,050      $ 18,725,782
    ==============       ===========       ==============      =============      ==============      ============
      $          0       $    79,541         $    290,149      $     290,152        $          0      $          0
    ==============       ===========       ==============      =============      ==============      ============
           789,467         2,396,355           12,003,288         18,411,897           1,686,548         1,435,371
            99,542           138,416              501,521          1,008,556              22,118            62,521
        (2,141,838)         (319,560)         (14,476,545)       (12,866,489)         (1,844,743)       (1,613,876)
    --------------       -----------       --------------      -------------      --------------      ------------
        (1,252,829)        2,215,211           (1,971,736)         6,553,964            (136,077)         (115,984)
    ==============       ===========       ==============      =============      ==============      ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1996

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of eight series of shares comprising the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Income Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), and December 6, 1994 (the Total Return Bond Fund).

The Balanced Income Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees.

--------------------------------------------------------------------------------

Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Funds' policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk on unsettled trades. Under these contracts, it is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1996

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: Security and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.

INVESTMENT ADVISORY AGREEMENT. Each Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended December 31, 1996, the Advisor waived the following fees:

                                          Equity Income       Small Cap       International        Balanced
                                              Fund              Fund              Fund            Income Fund
                                          -------------------------------------------------------------------
ANNUAL ADVISORY RATE..................      0.75%              0.75%            0.75%               0.75%
ANNUAL CAP ON EXPENSES................      1.00%              1.00%            1.00%               1.00%
FEES WAIVED...........................       $0               $26,655          $55,638              $417

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
FEES WAIVED.....................................     $37,545            $43,356             $36,646

--------------------------------------------------------------------------------

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1996 were as follows:

                                           Purchases                                  Sales
                               ----------------------------------       ----------------------------------
           Fund                U.S. Government          Other           U.S. Government          Other
----------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........               --         $ 51,512,486                  --         $ 52,653,911
SMALL CAP FUND.............               --            6,006,889                  --            8,126,291
INTERNATIONAL FUND.........               --          163,260,456                  --           20,066,700
BALANCED INCOME FUND.......      $12,084,042           19,495,416         $12,054,224           19,302,929
TOTAL RETURN BOND FUND.....       16,985,413           11,956,713          19,859,903           22,893,102
LOW DURATION FUND..........       85,477,012           82,371,769          86,064,544          128,036,437
SHORT-TERM INVESTMENT
  FUND.....................        2,001,259            4,645,227           3,735,378            7,375,418

As of December 31, 1996, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                          Appreciated       Depreciated
                     Fund                          Net Appreciation       Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.............................      $35,580,275          $39,545,450       $ (3,965,175)
SMALL CAP FUND.................................        1,984,760            2,566,376           (581,616)
INTERNATIONAL FUND.............................       53,096,688           70,035,441        (16,938,753)
BALANCED INCOME FUND...........................        4,623,517            5,295,613           (672,096)
TOTAL RETURN BOND FUND.........................          515,031              727,138           (212,107)
LOW DURATION FUND..............................        1,686,494            2,118,474           (431,980)
SHORT-TERM INVESTMENT FUND.....................           65,250               81,082            (15,832)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1996

At December 31, 1996, the cost of investments for federal income tax purposes was $168,201,789, $15,585,285, $439,030,007, $65,343,516, $28,180,338,
$167,688,882 and $17,198,864 for the Equity Income, Small Cap, International, Balanced Income, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively.

At June 30, 1996, the Short-Term Investment Fund had accumulated net realized capital loss carryovers of $19,570 expiring in 2003 and $63,545 expiring in 2004. To the extent the Short-Term Investment Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                         Six Months
                                           Ended
                                        December 31,                       Year Ended June 30,
                                            1996          ------------------------------------------------------
                                        (unaudited)        1996        1995        1994        1993        1992
                                        ------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................      $18.91         $17.24      $15.07      $15.50      $14.51      $12.53
                                        ----------        ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income...........        0.25(1)        0.45(1)     0.49        0.46        0.44        0.40
     Net realized and unrealized gain
       on investments................        1.66           2.89        2.48        0.10        1.21        1.99
                                        ----------        ------      ------      ------      ------      ------
     Total from investment
       operations....................        1.91           3.34        2.97        0.56        1.65        2.39
                                        ----------        ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).......................       (0.25)         (0.57)      (0.44)      (0.46)      (0.43)      (0.41)
     Distributions (from realized
       gains)........................       (1.82)         (1.10)      (0.36)      (0.53)      (0.23)         --
                                        ----------        ------      ------      ------      ------      ------
     Total distributions.............       (2.07)         (1.67)      (0.80)      (0.99)      (0.66)      (0.41)
                                        ----------        ------      ------      ------      ------      ------
Net Asset Value, End of Period.......      $18.75         $18.91      $17.24      $15.07      $15.50      $14.51
                                        ==========        ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total return.........................       10.07%++       20.04%      20.49%       3.40%      11.67%      19.28%
Net assets, end of period
  (millions).........................      $203.8         $182.5      $127.1       $87.2       $86.7       $71.6
Ratio of expenses to average net
  assets:
     Before expense reimbursement....        0.92%+         0.98%       1.02%       1.05%       1.02%       1.02%
     After expense reimbursement.....        0.92%+         0.98%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement....        2.60%+         2.56%       3.11%       2.85%       2.97%       2.93%
     After expense reimbursement.....        2.60%+         2.56%       3.14%       2.90%       2.99%       2.95%
Portfolio turnover rate..............          28%            24%         50%         36%         25%         32%
Average commission rate paid.........     $0.0479

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

+   Annualized.
++  Not annualized.



                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                         Six Months
                                           Ended
                                        December 31,                    Year Ended June 30,
                                            1996       ------------------------------------------------------
                                        (unaudited)     1996        1995        1994        1993        1992
                                        ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..............................     $21.33      $21.53      $19.53      $19.88      $18.10      $17.30
                                        -----------    ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss).....       0.00(2)     0.05(1)    (0.06)      (0.01)       0.27        0.09
     Net realized and unrealized gain
       on investments.................       1.46        2.80        2.84        0.78        3.18        3.09
                                        -----------    ------      ------      ------      ------      ------
     Total from investment
       operations.....................       1.46        2.85        2.78        0.77        3.45        3.18
                                        -----------    ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income)........................      (0.08)         --          --       (0.20)      (0.04)      (0.13)
     Distributions (from realized
       gains).........................      (3.06)      (3.05)      (0.78)      (0.92)      (1.63)      (2.25)
                                        -----------    ------      ------      ------      ------      ------
     Total distributions..............      (3.14)      (3.05)      (0.78)      (1.12)      (1.67)      (2.38)
                                        -----------    ------      ------      ------      ------      ------
Net Asset Value, End of Period........     $19.65      $21.33      $21.53      $19.53      $19.88      $18.10
                                        ===========    ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total return..........................       6.98%++    14.24%      14.79%       3.77%      19.80%      19.04%
Net assets, end of period
  (millions)..........................      $17.6       $16.5       $20.5       $13.1       $10.8        $8.8
Ratio of expenses to average net
  assets:
     Before expense reimbursement.....       1.34%+      1.21%       1.49%       1.65%       1.40%       1.45%
     After expense reimbursement......       1.00%+      1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income (loss)
  to average net assets:
     Before expense reimbursement.....      (0.46)%+     0.03%      (0.82)%     (0.71)%      1.03%      (0.06)%
     After expense reimbursement......      (0.12)%+     0.24%      (0.34)%     (0.06)%      1.42%       0.40%
Portfolio turnover rate...............         39%        119%         81%         44%         20%         26%
Average commission rate paid..........    $0.0478

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not annualized.



38
                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                         Six Months
                                           Ended
                                        December 31,                       Year Ended June 30,
                                            1996          ------------------------------------------------------
                                        (unaudited)        1996        1995        1994        1993        1992
                                        ------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................      $20.44         $17.70      $16.79      $14.63      $13.97      $12.56
                                        ----------        ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income...........        0.13(2)        0.56(1)     0.28        0.26        0.23        0.22
     Net realized and unrealized gain
       on investments................        1.96           2.51        1.52        2.19        0.74        3.09
                                        ----------        ------      ------      ------      ------      ------
     Total from investment
       operations....................        2.09           3.07        1.80        2.45        0.97        3.31
                                        ----------        ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).......................       (0.18)         (0.14)      (0.44)      (0.14)         --       (0.61)
     Distributions (from realized
       gains)........................       (0.16)         (0.19)      (0.45)      (0.15)      (0.31)      (1.29)
                                        ----------        ------      ------      ------      ------      ------
     Total distributions.............       (0.34)         (0.33)      (0.89)      (0.29)      (0.31)      (1.90)
                                        ----------        ------      ------      ------      ------      ------
Net Asset Value, End of Period.......      $22.19         $20.44      $17.70      $16.79      $14.63      $13.97
                                        ==========        ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total return.........................       10.27%++       18.61%      11.08%      16.71%       7.36%      27.48%
Net assets, end of period
  (millions).........................       $521.8        $331.0       $51.5       $26.0        $6.6        $4.0
Ratio of expenses to average net
  assets:
     Before expense reimbursement....        1.00%+         1.11%       1.39%       1.61%       2.44%       4.19%
     After expense reimbursement.....        0.97%+         1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement....        1.61%+         2.67%       2.45%       2.01%       1.14%       0.42%
     After expense reimbursement.....        1.64%+         2.78%       2.83%       2.62%       2.58%       3.61%
Portfolio turnover rate..............           5%            12%         24%         23%         24%         88%
Average commission rate paid.........     $0.0181

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

+   Annualized.
++  Not annualized.


                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED INCOME FUND

                                         Six Months
                                           Ended
                                        December 31,                       Year Ended June 30,
                                            1996          ------------------------------------------------------
                                        (unaudited)        1996        1995        1994        1993        1992
                                        ------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.............................      $18.27         $16.74      $15.71      $16.69      $16.35      $15.23
                                        ----------        ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income...........        0.47(1)        0.94        0.89        0.89        0.77        0.79
     Net realized and unrealized gain
       (loss) on investments.........        0.77           1.53        1.53       (0.27)       0.82        1.45
                                        ----------        ------      ------      ------      ------      ------
     Total from investment
       operations....................        1.24           2.47        2.42        0.62        1.59        2.24
                                        ----------        ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).......................       (0.52)         (0.92)      (0.80)      (0.94)      (0.74)      (0.76)
     Distributions (from realized
       gains)........................       (0.66)         (0.02)      (0.57)      (0.66)      (0.51)      (0.36)
     Return of capital...............          --             --       (0.02)         --          --          --
                                        ----------        ------      ------      ------      ------      ------
     Total distributions.............       (1.18)         (0.94)      (1.39)      (1.60)      (1.25)      (1.12)
                                        ----------        ------      ------      ------      ------      ------
Net Asset Value, End of Period.......      $18.33         $18.27      $16.74      $15.71      $16.69      $16.35
                                        ==========        ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA:
Total return.........................        6.84%++       15.04%      16.40%       3.60%      10.10%      15.10%
Net assets, end of period
  (millions).........................        $70.5         $70.6       $32.1       $36.0       $30.3       $16.7
Ratio of expenses to average net
  assets:
     Before expense reimbursement....        0.98%+         1.06%       1.19%       1.20%       1.15%       1.27%
     After expense reimbursement.....        0.98%+         1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement....        4.87%+         5.20%       5.44%       5.04%       4.62%       4.64%
     After expense reimbursement.....        4.87%+         5.26%       5.63%       5.24%       4.77%       4.90%
Portfolio turnover rate..............          48%            92%         51%         97%        155%         36%
Average commission rate paid.........     $0.0401



(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                                   Six Months Ended                          December 6, 1994*
                                                   December 31, 1996       Year Ended             through
                                                      (unaudited)         June 30, 1996        June 30, 1995
                                                   ------------------------------------------------------------
Net Asset Value, Beginning of Period..............      $12.78               $12.94                $12.00
                                                   --------------         -----------        ---------------
  Income from Investment Operations:
     Net investment income........................        0.44(1)              0.84(1)               0.46
     Net realized and unrealized gain on
       investments................................        0.33                 0.06                  0.94
                                                   --------------         -----------        ---------------
     Total from investment operations.............        0.77                 0.90                  1.40
                                                   --------------         -----------        ---------------
  Less Distributions:
     Dividends (from net investment income).......       (0.47)               (0.93)                (0.46)
     Distributions (from realized gains)..........       (0.11)               (0.13)                   --
                                                   --------------         -----------        ---------------
     Total distributions..........................       (0.58)               (1.06)                (0.46)
                                                   --------------         -----------        ---------------
Net Asset Value, End of Period....................      $12.97               $12.78                $12.94
                                                   ==============         ===========        ===============
RATIOS/SUPPLEMENTAL DATA:
Total return......................................        6.09%++              7.05%                11.88%
Net assets, end of period (millions)..............       $27.8               $ 43.4                 $15.3
Ratio of expenses to average net assets:
     Before expense reimbursement.................        0.87%+               0.98%                 2.93%+
     After expense reimbursement..................        0.65%+               0.68%                 0.80%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.................        6.85%+               6.86%                 4.92%+
     After expense reimbursement..................        7.07%+               7.16%                 7.05%+
Portfolio turnover rate...........................          91%                  51%                   68%

*   Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                                  Six Months
                                                    Ended
                                                 December 31,     Year Ended June 30,      May 18, 1993*
                                                     1996       ------------------------      through
                                                 (unaudited)     1996     1995     1994    June 30, 1993
                                                 -------------------------------------------------------
Net Asset Value, Beginning of Period..........      $10.12      $10.15   $ 9.93   $10.00      $10.00
                                                 ---------      ------   ------   ------   -----------
  Income from Investment Operations:
     Net investment income....................        0.32(1)     0.68     0.75     0.77        0.05
     Net realized and unrealized gain on
       investments............................        0.08        0.06     0.23     0.11        0.00
                                                 ---------      ------   ------   ------   -----------
     Total from investment operations.........        0.40        0.74     0.98     0.88        0.05
                                                 ---------      ------   ------   ------   -----------
  Less Distributions:
     Dividends (from net investment income)...       (0.33)      (0.72)   (0.75)   (0.77)      (0.05)
     Distributions (from realized gains)......       (0.01)      (0.05)   (0.01)   (0.18)      (0.00)
                                                 ---------      ------   ------   ------   -----------
     Total distributions......................       (0.34)      (0.77)   (0.76)   (0.95)      (0.05)
                                                 ---------      ------   ------   ------   -----------
Net Asset Value, End of Period................      $10.18      $10.12   $10.15   $ 9.93      $10.00
                                                 =========      ======   ======   ======   ===========
RATIOS/SUPPLEMENTAL DATA:
Total return..................................        3.96%++     7.47%   10.23%    9.02%       4.36%+
Net assets, end of period (millions)..........      $170.3      $189.2   $123.3    $36.5        $7.6
Ratio of expenses to average net assets:
     Before expense reimbursement.............        0.63%+      0.60%    0.75%    1.10%       4.94%+
     After expense reimbursement..............        0.58%+      0.58%    0.58%    0.58%       0.58%+
Ratio of net investment income to average net
  assets:
     Before expense reimbursement.............        6.26%+      7.07%    7.43%    6.82%       1.93%+
     After expense reimbursement..............        6.31%+      7.09%    7.61%    7.34%       6.28%+
Portfolio turnover rate.......................         120%         50%      71%     254%         34%

*   Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not annualized.

                       See Notes to Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                                  Six Months
                                                    Ended
                                                 December 31,     Year Ended June 30,      May 18, 1993*
                                                     1996       ------------------------      through
                                                 (unaudited)     1996     1995     1994    June 30, 1993
                                                 -------------------------------------------------------
Net Asset Value, Beginning of Period..........      $10.17      $10.12   $10.21   $10.00      $10.00
                                                 ---------      ------   ------   ------   -----------
  Income from Investment Operations:
     Net investment income....................        0.29(1)     0.66     0.66     0.53        0.03
     Net realized and unrealized
       gain (loss) on investments.............       (0.02)       0.05    (0.09)    0.21          --
                                                 ---------      ------   ------   ------   -----------
     Total from investment operations.........        0.27        0.71     0.57     0.74        0.03
                                                 ---------      ------   ------   ------   -----------
  Less Distributions:
     Dividends (from net investment income)...       (0.29)      (0.66)   (0.66)   (0.53)      (0.03)
     Return of capital........................          --       (0.00)      --       --          --
                                                 ---------      ------   ------   ------   -----------
     Total distributions......................       (0.29)      (0.66)   (0.66)   (0.53)      (0.03)
                                                 ---------      ------   ------   ------   -----------
Net Asset Value, End of Period................      $10.15      $10.17   $10.12   $10.21      $10.00
                                                 =========      ======   ======   ======   ===========
RATIOS/SUPPLEMENTAL DATA:
Total return..................................        2.74%++     7.23%    5.78%    7.47%       2.30%+
Net assets, end of period (millions)..........       $17.3      $ 18.7    $19.8    $10.5       $.003
Ratio of expenses to average net assets:
     Before expense reimbursement.............        0.95%+      0.88%    1.26%    2.06%      57.02%+
     After expense reimbursement..............        0.48%+      0.48%    0.48%    0.48%       0.48%+
Ratio of net investment income (loss)
  to average net assets:
     Before expense reimbursement.............        5.27%+      6.15%    5.74%    4.16%     (56.99)%+
     After expense reimbursement..............        5.74%+      6.55%    6.52%    5.74%       2.32%+
Portfolio turnover rate.......................          70%         60%      81%     135%          0%

*   Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
+   Annualized.
++  Not annualized.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
SHAREHOLDERS MEETING RESULTS

A special meeting of shareholders of the Hotchkis and Wiley Funds was held on September 27, 1996. The following matters were voted on at the meeting:

1. The shareholders of the Trust elected the following nominees to the Board of
Trustees:

                                               % of              % of
                       No. of Shares    Outstanding Shares   Shares Voted
-------------------------------------------------------------------------
                           Robert L. Burch III
Affirmative..........  35,976,972.658        66.485%            98.955%
Withhold.............     379,792.636          .702%             1.045%
TOTAL................  36,356,765.294        67.187%           100.000%
                             John A.G. Gavin
Affirmative..........  35,954,199.018        66.443%            98.893%
Withhold.............     402,566.276          .744%             1.107%
TOTAL................  36,356,765.294        67.187%           100.000%
                               Joe Grills
Affirmative..........  35,584,248.256        65.760%            97.875%
Withhold.............     772,517.038         1.427%             2.125%
TOTAL................  36,356,765.294        67.187%           100.000%
                            John F. Hotchkis
Affirmative..........  35,963,907.659        66.461%            98.919%
Withhold.............     392,857.635          .726%             1.081%
TOTAL................  36,356,765.294        67.187%           100.000%
                          Robert B. Hutchinson
Affirmative..........  35,941,772.988        66.420%            98.859%
Withhold.............     414,992.306          .767%             1.141%
TOTAL................  36,356,765.294        67.187%           100.000%

                                               % of              % of
                       No. of Shares    Outstanding Shares   Shares Voted
-------------------------------------------------------------------------
                            Michael L. Quinn
Affirmative..........  35,525,492.957        65.651%            97.714%
Withhold.............     831,272.337         1.536%             2.286%
TOTAL................  36,356,765.294        67.187%           100.000%
                            Merle T. Welshans
Affirmative..........  35,941,635.914        66.420%            98.858%
Withhold.............     415,129.380          .767%             1.142%
TOTAL................  36,356,765.294        67.187%           100.000%
                             Richard R. West
Affirmative..........  35,897,399.581        66.338%            98.737%
Withhold.............     459,365.713          .849%             1.263%
TOTAL................  36,356,765.294        67.187%           100.000%

2. The shareholders of the Equity Income Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................    6,782,158          73.597%           99.315%
Against..............       20,719            .225%             .303%
Abstain..............       26,085            .283%             .382%

3. The shareholders of the Small Cap Fund approved a new investment advisory agreement on

--------------------------------------------------------------------------------
SHAREHOLDERS MEETING RESULTS

substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................      503,442          65.485%           99.128%
Against..............        2,684            .349%             .528%
Abstain..............        1,745            .227%             .344%

4. The shareholders of the International Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................   10,341,025          61.952%           95.567%
Against..............      315,871           1.892%            2.920%
Abstain..............      163,762            .981%            1.513%

5. The shareholders of the Balanced Income Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................    2,804,350          74.034%           97.462%
Against..............       13,582            .359%             .472%
Abstain..............       59,448           1.569%            2.066%

6. The shareholders of the Total Return Bond Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................    1,436,280          48.025%           86.639%
Against..............      168,590           5.637%           10.170%
Abstain..............       52,920           1.769%            3.191%

7. The shareholders of the Low Duration Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................   10,479,464          60.308%           95.808%
Against..............      299,332           1.723%            2.736%
Abstain..............      159,247            .916%            1.456%

8. The shareholders of the Short-Term Investment Fund approved a new investment advisory agreement on substantially the same terms as the current agreement as follows:

                                              % of              % of
                       No. of Shares   Outstanding Shares   Shares Voted
------------------------------------------------------------------------
For..................      879,150          60.322%           97.451%
Against..............       15,527           1.066%            1.721%
Abstain..............        7,469            .512%             .828%

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